N-2 - USD ($)		Apr. 13, 2026	Mar. 31, 2026	Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key		0002002660
Amendment Flag		true
Amendment Description		EXPLANATORY NOTE This initial public offering (“this offering”) of common shares of beneficial interest (the “Common Shares”) of Pershing Square USA, Ltd. (the “Company”), a Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended, together with the initial public offering (the “PS Inc. IPO”) of the common stock of Pershing Square Inc., a Nevada corporation, as contemplated by the registration statement on Form S-1 related to the PS Inc. IPO (File No. 333-294165) (the “PS Inc. Registration Statement”) are component parts of a single offering, which is referred to as the “combined offering.” Pershing Square Holdco, L.P. (“PS Holdco”), the co-registrant whose name appears on the cover of this registration statement on Form N-2 (this “Registration Statement”), is a Delaware limited partnership that, prior to the effectiveness of the PS Inc. Registration Statement, will convert into a Nevada corporation by means of a statutory conversion (the “Corporate Conversion”) and change its name to “Pershing Square Inc.” As used in this Registration Statement, “PS Inc.” refers to PS Holdco prior to the consummation of the Corporate Conversion and, following the Corporate Conversion and the combined offering, to Pershing Square Inc. Pershing Square Capital Management, L.P., the Company’s investment manager, is a wholly owned subsidiary of PS Inc. PS Inc. currently expects to deliver to each initial investor in this offering, for no additional consideration, 1 share of its common stock for every 5 Common Shares purchased in this offering, including any Common Shares acquired by the underwriters in this offering in connection with the exercise of their option to purchase additional Common Shares from the Company, as further described in the prospectus forming a part of this Registration Statement. Each investor in this offering will be delivered the prospectus of the Company and the prospectus of PS Inc. (the “PS Inc. Prospectus”). The PS Inc. Prospectus is included as an exhibit to this Registration Statement.
Entity Inv Company Type		N-2
Securities Act File Number		333-294164
Investment Company Act File Number		811-23932
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		7
Entity Registrant Name		Pershing Square USA, Ltd.
Entity Address, Address Line One		787 Eleventh Avenue, 9th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		212
Local Phone Number		813-3700
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		false
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
The following tables contain information about the Company’s costs and expenses that Common Shareholders purchasing shares in the combined offering will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Company’s first full year of operations. The amounts shown in the tables assume that the Company issues 43.7 million Common Shares in this offering, resulting in an aggregate public offering price of $2.2 billion and a $5 billion aggregate offering amount for the combined transaction, which we refer to as “Scenario 1.” In addition, amounts are also shown in footnotes to the tables and example assuming that the Company were to sell 143.7 million Common Shares in this offering, resulting in an aggregate public offering price of $7.2 billion and a $10 billion aggregate offering amount for the combined transaction, which we refer to as “Scenario 2.” The purpose of the tables and the example below is to help you understand the fees and expenses that you, as a Common Shareholder purchasing shares in the combined offering, would bear directly or indirectly. The following table should not be considered a representation of the Company’s future expenses. Actual expenses may be greater or less than presented depending on the aggregate number of shares ultimately issued in the combined transaction and other factors.

Shareholder Transaction Expenses
Sales load, commissions and fees (as a percentage of aggregate offering price)(1)	1.94%
Offering expenses borne by the Company (as a percentage of aggregate offering price)(2)	0.18%
Dividend reinvestment plan fees	(3)

(1)
Sales load, commissions and fees in Scenario 1 are based on (i) a sales load of $1.00 per share (2.0%) for Common Shares sold to institutional investors in this offering and a sales load of $1.25 per share (2.5%) for Common Shares sold to retail investors in this offering, for a total sales load of $45.9 million (assuming 80% of the Common Shares sold in this offering are sold to institutional investors and 20% of the Common Shares sold in this offering are sold to retail investors), (ii) approximately $40.9 million in placement fees to be paid to the placement agents in the combined private placement and (iii) $10 million in structuring fees. In Scenario 2, the Company would pay a total sales load of $150.9 million assuming the same proportion of shares sold to institutional investors and retail investors as in Scenario 1 and therefore the sales load, placement fees and structuring fees would represent 2.02% of the aggregate offering price of the combined transaction. If the mix of shares sold to institutional investors and retail investors in this offering differs from the assumptions set forth above, the sales load, as a percentage of the public offering price (and therefore sales load, placement fees and structuring fees on a combined basis), may be higher than as set forth above in either Scenario 1 or Scenario 2. See “Underwriting” for more information.

(2)
The Company estimates that it will incur offering expenses (other than the sales load, placement fees and structuring fees) including legal, accounting, SEC and other filing-related fees of approximately $9.0 million or $0.09 per Common Share in Scenario 1 and approximately $9.8 million or $0.05 per Common Share (0.10%) in Scenario 2. The Company has also agreed to reimburse the Underwriters for certain out-of-pocket expenses, including counsel fees, in connection with the combined transaction.

(3)
The service fee of the administrator of the dividend reinvestment plan and expenses for administering the plan will be paid for by the Company. There will be no brokerage charges to Common Shareholders with respect to Common Shares issued directly by the Company as a result of dividends or other distributions payable either in Common Shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to any purchases of Common Shares in the open market made by the administrator in connection with the reinvestment of cash dividends and other cash distributions under the dividend reinvestment plan. See “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]	1.94%
Dividend Reinvestment and Cash Purchase Fees	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.18%
Annual Expenses [Table Text Block]
The following tables contain information about the Company’s costs and expenses that Common Shareholders purchasing shares in the combined offering will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Company’s first full year of operations. The amounts shown in the tables assume that the Company issues 43.7 million Common Shares in this offering, resulting in an aggregate public offering price of $2.2 billion and a $5 billion aggregate offering amount for the combined transaction, which we refer to as “Scenario 1.” In addition, amounts are also shown in footnotes to the tables and example assuming that the Company were to sell 143.7 million Common Shares in this offering, resulting in an aggregate public offering price of $7.2 billion and a $10 billion aggregate offering amount for the combined transaction, which we refer to as “Scenario 2.” The purpose of the tables and the example below is to help you understand the fees and expenses that you, as a Common Shareholder purchasing shares in the combined offering, would bear directly or indirectly. The following table should not be considered a representation of the Company’s future expenses. Actual expenses may be greater or less than presented depending on the aggregate number of shares ultimately issued in the combined transaction and other factors.

Annual Expenses	Percentage of Average Net Assets Attributable to Common Shares
Management fee(4)	2.00%
Interest payments on borrowed funds(5)	—%
Other expenses(6)	0.20%
Total annual expenses	2.20%
Dividends on preferred shares(7)	0.08%
Total annual expenses and dividends on preferred shares(7)	2.28%

(4)
As compensation for its services, the Company pays the Manager a fee, payable quarterly in advance on the first business day of each fiscal quarter, based on the Company’s NAV on the last day of the previous fiscal quarter equal to 0.50% (or 2.0% on an annualized basis).

(5)
The Company’s borrowings and use of other forms of leverage may increase or decrease from time to time in its discretion. Therefore, the actual amount of interest expense borne by the Company will vary over time in accordance with the level of the Company’s borrowings and use of other forms of leverage and variations in market interest rates and the Company may determine not to use leverage at all in the future.

(6)
Based on estimated expenses for the Company’s first year of operations including an estimate of fees and expenses to be allocated to the Company (0.11% in Scenario 2). See “Portfolio Management - Allocation of Expenses.”

(7)
Dividends on preferred shares set forth in the table above assumes $50 million aggregate liquidation preference of Series A Preferred Shares (with a dividend rate of 7.50% per annum). Dividends on preferred shares would be 0.04% in Scenario 2 and total annual expenses and dividends on preferred shares would be 2.15% in Scenario 2.

Management Fees [Percent]	[4]	2.00%
Interest Expenses on Borrowings [Percent]	[5]
Dividend Expenses on Preferred Shares [Percent]	[6]	0.08%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.20%
Total Annual Expenses [Percent]	[6]	2.28%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming in Scenario 1 (1) sales load, placement fees and structuring fees of 1.94% of the aggregate offering price of the combined transaction (2.02% in Scenario 2) (in each case as determined and described above) and other offering expenses of 0.18% of the aggregate offering price of the combined transaction (0.10% in Scenario 2), (2) “Total annual expenses” of 2.52% of the Company’s NAV in the first year (2.27% in Scenario 2), and “Total annual expenses” of 2.20% of the Company’s NAV in each subsequent year (2.11% in Scenario 2), (3) dividends on Series A Preferred Shares (with a dividend rate of 7.50% per annum) of 0.08% of the Company’s NAV (0.04% in Scenario 2) and (4) a 5% annual return:*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$47	$94	$143	$276

*
The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Company’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The 5% assumed annual return includes the reinvestment of any dividends or distributions at NAV. In Scenario 2 with the amounts and assumptions set forth above, the expenses incurred on a $1,000 investment in the Common Shares over the same 1 year, 3 year, 5 year and 10 year timeframes would be $44, $89, $135 and $262, respectively. If the mix of shares sold to institutional investors and retail investors in this offering differs from the assumptions set forth above, the sales load, placement fees and structuring fees, as a percentage of the aggregate proceeds of the combined transaction and/or annual expenses, as a percentage of average net assets attributable to Common Shares, may be higher, in which case the expenses that you would pay on an investment in Common Shares would be higher.

Expense Example, Year 01		$ 47
Expense Example, Years 1 to 3		94
Expense Example, Years 1 to 5		143
Expense Example, Years 1 to 10		$ 276
Purpose of Fee Table , Note [Text Block]
The following tables contain information about the Company’s costs and expenses that Common Shareholders purchasing shares in the combined offering will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Company’s first full year of operations. The amounts shown in the tables assume that the Company issues 43.7 million Common Shares in this offering, resulting in an aggregate public offering price of $2.2 billion and a $5 billion aggregate offering amount for the combined transaction, which we refer to as “Scenario 1.” In addition, amounts are also shown in footnotes to the tables and example assuming that the Company were to sell 143.7 million Common Shares in this offering, resulting in an aggregate public offering price of $7.2 billion and a $10 billion aggregate offering amount for the combined transaction, which we refer to as “Scenario 2.” The purpose of the tables and the example below is to help you understand the fees and expenses that you, as a Common Shareholder purchasing shares in the combined offering, would bear directly or indirectly. The following table should not be considered a representation of the Company’s future expenses. Actual expenses may be greater or less than presented depending on the aggregate number of shares ultimately issued in the combined transaction and other factors.

Basis of Transaction Fees, Note [Text Block]		as a percentage of aggregate offering price
Other Transaction Fees, Note [Text Block]
(2)
The Company estimates that it will incur offering expenses (other than the sales load, placement fees and structuring fees) including legal, accounting, SEC and other filing-related fees of approximately $9.0 million or $0.09 per Common Share in Scenario 1 and approximately $9.8 million or $0.05 per Common Share (0.10%) in Scenario 2. The Company has also agreed to reimburse the Underwriters for certain out-of-pocket expenses, including counsel fees, in connection with the combined transaction.

Other Transaction Fees Basis, Maximum		$ 9,800,000
Other Transaction Fees Basis, Maximum [Percent]		0.10%
Other Expenses, Note [Text Block]
(6)
Based on estimated expenses for the Company’s first year of operations including an estimate of fees and expenses to be allocated to the Company (0.11% in Scenario 2). See “Portfolio Management - Allocation of Expenses.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, STRATEGY AND POLICIES
Investment Objective
The Company’s investment objective is to preserve capital and seek maximum, long-term capital appreciation and growth in intrinsic value per share commensurate with reasonable risk, where risk is defined as the probability of permanent loss of capital, rather than price volatility. The Company’s investment objective is considered non-fundamental and may be changed by the Board without the approval of Common Shareholders. There can be no assurance that the Company’s investment objective will be achieved.
Investment Strategy and Policies
The Company seeks to achieve its investment objective by acquiring and holding large minority stakes in 12 to 15 high-quality, predominantly North American-listed, large-capitalization growth companies at attractive valuations during periods in which the Manager believes they have underperformed their potential and/or when the Manager believes they are undervalued because the market underestimates their potential or overestimates the impact of certain negative factors on their businesses. PSUS, alongside the other core funds, will accumulate large minority stakes over time. Such stakes will vary in size depending on the size of the portfolio company and the Manager’s assessment of potential for loss versus opportunity for gain. Generally, the Manager seeks to accumulate positions of a size across its core funds that enable it to be a significant and influential shareholder, typically making it the largest, or among the largest, active shareholders (i.e., excluding passive investors such as index funds). By working with management teams and boards of directors, the Manager seeks to assist portfolio companies in creating substantial long-term value. The Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations.
The Manager is a long-term investor and pursues a long-term investment strategy in which it generally makes investments for its funds with the expectation of holding the investment for multiple years and does not typically engage in short-term trading of the securities of the companies in which its funds invest. The Manager believes its commitment to its long term investment strategy provides the management teams and boards of directors of its portfolio companies with the necessary stability and support to create substantial long-term value and serves as an excellent recruitment tool when its portfolio companies seek to hire world-class senior executives who prefer the stability and backing afforded by a significant long-term shareholder. The Manager intends to make investments on behalf of the Company in a manner consistent with the core investment strategy it has historically employed. The Company may be prevented from achieving its investment objective during any time in which the Company’s assets are not substantially invested in accordance with its investment strategy and policies.
Consistent with the Manager’s core investment principles and business strategy, it expects to identify investment opportunities for the Company in high-quality companies that have a number of the characteristics enumerated below. The Manager will use these criteria and guidelines in evaluating investments, but may make investments in companies that do not meet all of these criteria.
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Simple, predictable, and free-cash-flow-generative. The Manager will generally seek investments in companies with a proven track record of growth and free cash flow generation, and predictable future financial performance that it expects will generate strong, sustainable growth in cash flows over the long term.

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Formidable barriers to entry. The Manager will generally seek investments in companies that have long-term sustainable competitive advantages, significant barriers to entry, or “wide moats” around their business, and low risks of disruption due to competition, innovation or new entrants.

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Limited exposure to extrinsic factors. The Manager will generally seek investments that are not materially negatively affected by macroeconomic factors, commodity prices, regulatory risks, interest rate volatility and/or cyclical risk.

•	Strong financial position. The Manager will generally seek investments in companies that are conservatively financed relative to their free-cash-flow generation and their underlying asset values.
•	Minimal capital markets dependency. The Manager will generally seek investments in companies that generally do not need to raise equity capital to fund their businesses.
•	Large capitalization. The Manager will generally seek investments in companies with large enterprise values and significant long-term growth potential.
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Attractive valuation. The Manager will seek to make investments in companies at a discount to their intrinsic values with the businesses operated ‘as-is,’ and at a potentially substantially greater discount relative to their value if the businesses were optimized.

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Exceptional management and governance. The Manager will generally seek investments in companies that have trustworthy, talented, experienced, and highly competent boards and management teams. The Manager may also seek investments in companies where it believes it can be a catalyst for effectuating corporate change through active corporate engagement.

While the Manager is comfortable making investments in a wide range of industries and asset classes, it generally prefers investments in simple businesses or assets that generate cash flows that can be estimated within a reasonable range over the long term. In seeking investment opportunities, the Manager is willing to accept a high degree of situational, legal, and/or capital structure complexity in the Company’s investments if it believes that the resulting complexity allows for a bargain purchase.
The Manager will generally seek to make investments in three broad categories of opportunities: (i) businesses that generate relatively predictable, growing, free cash flows, (ii) businesses or assets that the Manager believes are significantly undervalued and often have a catalyst to realize value, and (iii) mispriced probabilistic securities or investments where the Manager believes that the market price of a security or other investment under- or over-estimates the probability of a favorable change in interest rates or credit conditions, volatility and movement in markets, exchange rates or commodity prices, the outcome of a legal decision, contract or patent award or such other event that is expected to lead to a significant change in the valuation of such security or investment.
The Manager intends to concentrate the Company’s assets in a relatively limited number of investments because the Manager believes that (i) there are a limited number of attractive investments available in the marketplace at any one time, and (ii) investing in a relatively modest number of attractive investments about which it has detailed knowledge provides a better opportunity to deliver superior, risk-adjusted, long-term returns when compared with a highly diversified portfolio of investments it can know less well.
The Manager complements its core investment strategy by seeking to identify and execute upon asymmetric hedges in order to protect the investment portfolio against specific macroeconomic risks, and to capitalize on market volatility. The Manager typically structures these hedges using asymmetric instruments such as options and credit default swaps, which offer the opportunity for large gains (relative to the individual asymmetric instruments and the size of the Company’s investment portfolio, taken as a whole) if potential risks occur without exposing the Company to significant costs or meaningful losses (relative to the size of the Company’s investment portfolio, taken as a whole) if such risks do not occur, as the amount of capital at risk is typically expected to represent a small, single-digit percentage of the Company’s total assets. The Manager has historically, and expects to continue to, reinvest profits from asymmetric hedges during periods of market disruption by increasing its funds’ investments in existing portfolio companies and by occasionally acquiring new positions, taking advantage of the depressed valuations of common stocks that typically occur during market disruptions. The Manager’s opportunistic hedging strategy has allowed it to increase its funds’ exposure to high-quality companies at materially discounted valuations, contributing to its long-term investment performance. The Manager believes its opportunistic hedging strategy is highly synergistic to its core investment strategy and is a superior alternative to holding a large cash position or maintaining a continuous hedging program, both of which can be a significant drag on long-term performance. The Manager has substantial experience in negotiating relevant agreements for derivative transactions, and has longstanding relationships with the counterparties to such agreements, allowing it to successfully identify and execute hedges and other derivative transactions on a timely basis over multiple market cycles.
The Manager has no overarching strategy or asset allocation model that specifies what percentage of the Company’s portfolio should be invested in each investment category. Rather, cash, cash equivalents, and/or U.S. Treasurys are generally the default investment choices until it identifies new opportunities. Allocations among different investment categories are a function of their potential risk and reward compared with available opportunities in the marketplace. Accordingly, the Company may hold significant cash balances on an ongoing basis.
In seeking to achieve the Company’s investment objective, the Company may also invest in other types of investments such as equity securities of foreign issuers; securities convertible into equity; rights, options and warrants; swaps (including equity, foreign exchange, total return, interest rate, index, commodity and credit-default swaps), swaptions and other derivatives; instruments such as futures contracts, foreign currency, forward contracts on stock indices and products, ETFs, and any other financial instruments the Manager believes will achieve the Company’s investment objective. Debt investments made by the Company will typically be in money market funds organized in the United States and in U.S. Treasury bills; however, the Company may also invest in other debt securities, including distressed debt securities of companies in or exiting bankruptcy. The Company may invest in securities sold pursuant to initial public offerings. Investments in options on financial indices may be used to establish or increase long or short positions or to hedge the Company’s investments. In order to mitigate market-related downside risk, the Company may acquire put options, short market indices, baskets of securities and/or purchase credit-default swaps, but is not committed to maintaining market hedges at any time.
Under normal circumstances, the Company will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by issuers located in the United States. This policy may be changed without shareholder approval; however, you would be notified in writing 60 days in advance of any changes. A company is considered to be located in the United States if (i) it is organized under the laws of a state comprising the United States and has a principal office within the United States; (ii) it derives at least 50% of its total revenues or profits from businesses in the United States or has at least 50% of its assets in the United States; or (iii) its equity securities are traded principally on a stock exchange in the United States. ADRs, GDRs and other types of depositary receipts traded principally on a stock exchange in the United States will count toward the 80% policy.
Derivative instruments used by the Company will be counted toward the Company’s 80% policy discussed above to the extent they have investment exposure similar to (or address market risk factors associated with) the securities and/or markets included within that policy. Such derivative instruments will be valued for such purpose in accordance with the requirements of Rule 35d-1 under the 1940 Act.
The concentration of the Company’s investment positions is subject to limitations applicable to the Company under the 1940 Act and its qualification as a RIC under Subchapter M of the Code. Pursuant to these restrictions, the Company will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry, subject to certain exceptions.
The Manager believes that investments that meet the Company’s objective are often found in companies undergoing significant changes in strategy, capital structure, corporate governance, management, legal exposure, corporate form, shareholder composition and control, liquidity and financial condition, and in companies that are affected by external changes in the economic and political environment, including changes in the relevant tax code.
The Manager also believes that investment opportunities that meet the Company’s objective may at times occur in misunderstood companies, distressed securities, companies in or exiting bankruptcy, spin-offs, rights offerings, liquidations, companies for which litigation is a major asset or liability, under-followed small and mid-capitalization companies and other special situations.
The Manager believes its long-term investment horizon also increases its influence at its portfolio companies, provides stability and support for management teams and boards of directors of its portfolio companies, and serves as an excellent recruitment tool when its portfolio companies seek to hire world-class senior executives, all of which the Manager believes help to drive its investment performance. The Manager constructively engages with management teams and boards of directors of its portfolio companies to accelerate growth, increase efficiency, improve capital allocation, manage through crises and otherwise improve performance in order to generate long-term value. Historically, the Manager has shown that it can achieve meaningful influence over companies in which it invests and assist them in creating long-term value, with ownership stakes that it has acquired at a lower price than the substantial premium that is typically required to be paid to obtain control of a company. For more than 22 years, the Manager has accumulated significant experience in engaging with portfolio companies and guiding management teams, boards of directors and other shareholders through strategic and operational changes and restructurings. The Manager believes that its successful track record and reputation as a value-creating owner enhances its ability to generate higher long-term rates of return.
The Company will not make an initial investment in the equity of companies whose securities are not publicly traded (i.e., private equity), but may invest in privately placed securities of public issuers. Notwithstanding the foregoing, it is possible that, in limited circumstances, public companies in which the Company has invested may later be taken private and the Company may make additional investments in the equity or debt of such companies. The Company may make investments in the debt securities of a private company, provided that there is an observable market price for such debt securities.
Our Competitive Strengths
The Manager believes that the Company as managed by the Manager has the following key competitive strengths:
Disciplined Investment Strategy
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Simple, concentrated approach. The Manager believes that its core investment strategy has succeeded due to the inherent simplicity of its concentrated approach to fundamental value investing and the alignment of its organization with this approach. Concentration in a limited number of investments enables it to manage a scalable investment portfolio with a limited number of investment personnel. This strategy allows the Manager to hire and retain qualified investment professionals as each member of the investment team plays a meaningful role in the construction and management of the portfolio.

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Successful investment idea generation, monitoring and execution. The Manager has a proven expertise and a long history in sourcing attractive investment ideas, finding unconventional sources of value and executing innovative value-creating transactions as well as differentiated expertise in executing privately negotiated transactions. The Manager looks for opportunities to assist portfolio companies in accelerating growth, increasing efficiency, improving capital allocation, managing through challenges and otherwise improving performance in order to generate long-term value. Fundamental analysis conducted by the Manager typically seeks to identify how a business could be more efficiently operated, structured, managed and financed. Additionally, the Manager has an extensive and flexible investment opportunity set and is not constrained by industry or asset classes.

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Concentrated, liquid portfolio of simple, predictable and free cash-flow generative businesses. The Manager expects that the substantial majority of the Company’s investment portfolio will be invested in long-term, large minority stakes in 12 to 15 high-quality, predominantly North American-listed, large-capitalization growth companies at attractive valuations during periods in which the Manager believes they have underperformed their potential and/or when the Manager believes they are undervalued because the market underestimates their potential or overestimates the impact of certain negative factors on their businesses. PSUS, alongside the other core funds, will accumulate large minority stakes over time. Such stakes will vary in size depending on the size of the portfolio company and the Manager’s assessment of potential for loss versus opportunity for gain. Generally, the Manager seeks to accumulate positions of a size across its core funds that enable it to be a significant and influential shareholder, typically making it the largest, or among the largest, active shareholders (i.e., excluding passive investors such as index funds). The Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations. See “- Investment Objective, Strategy and Policies.” The Manager applies a concentrated, research-intensive, fundamental value investing strategy. Investment concentration and modest portfolio turnover allow the Manager the time to do extensive research and actively monitor each investment over the course of ownership. Given the portfolio’s expected limited turnover and concentration, the Manager’s investment approach can be successful even in highly competitive market environments in which there are only a limited number of extraordinary investment opportunities. The Manager is comfortable making investments in a wide range of industries and asset classes, but generally prefers investments in simple businesses or assets that generate cash flows that can be estimated within a reasonable range over the long term, have low sensitivity to macroeconomic factors and low commodity exposure and/or cyclical risk. The Manager is willing to accept a high degree of situational, legal and/or capital structure complexity in its investments if it believes that the potential for reward justifies it. Investment concentration enables the Manager to conduct extensive research and actively monitor each investment over the course of its ownership.

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Exposure to the Manager’s asymmetric hedging program. The Manager complements its core investment strategy by seeking to identify and execute upon asymmetric hedges in order to protect the investment portfolio against specific macroeconomic risks, and to capitalize on market volatility. The Manager typically structures these hedges using asymmetric instruments such as options and credit default swaps, which offer the opportunity for large gains (relative to the individual asymmetric instruments and the size of the Company’s investment portfolio, taken as a whole) if potential risks occur without exposing the Company to significant costs or meaningful losses (relative to the size of the Company’s investment portfolio, taken as a whole) if such risks do not occur, as the amount of capital at risk is typically expected to represent a small, single-digit percentage of the Company’s total assets. The Manager has historically, and expects to continue to, reinvest profits from asymmetric hedges during periods of market disruption by increasing its funds’ investments in existing portfolio companies and by occasionally acquiring new positions, taking advantage of the depressed valuations of common stocks that typically occur during market disruptions. The Manager’s opportunistic hedging strategy has allowed it to increase its funds’ exposure to high-quality companies at materially discounted valuations, contributing to its long-term investment performance. The Manager believes its opportunistic hedging strategy is highly synergistic to its core investment strategy and is a superior alternative to holding a large cash position or maintaining a continuous hedging program, both of which can be a significant drag on long-term performance. The Manager has substantial experience in negotiating relevant agreements for derivative transactions, and has longstanding relationships with the counterparties to such agreements, allowing it to successfully identify and execute hedges and other derivative transactions on a timely basis over multiple market cycles. In addition to conventional top-down macroeconomic research, the Manager is well-positioned to leverage fundamental perspectives from individual companies. The Manager believes individual company research with respect to current and potential future portfolio company investments can yield variant macroeconomic insights and is therefore highly synergistic with the Manager’s core equity strategy, which has a coverage universe spanning the vast majority of S&P 500 companies. The Manager has deep experience investing in asymmetric hedges and derivatives across interest rates, currency, commodities, credit and equities.
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Value creation through active corporate engagement. The Manager believes its long-term investment horizon also increases its influence at its portfolio companies, provides stability and support for management teams and boards of directors of its portfolio companies, and serves as an excellent recruitment tool when its portfolio companies seek to hire world-class senior executives, all of which the Manager believes help to drive its investment performance. The Manager constructively engages with management teams and boards of directors of its portfolio companies with the goal of accelerating growth, increasing efficiency, improving capital allocation, managing through challenges, and/or better positioning companies which have underperformed or have unrecognized sources of value generation. As part of this corporate engagement, Mr. Ackman and the Manager’s other investment professionals have from time to time served on the boards of its portfolio companies. Historically, the Manager has shown that it can achieve meaningful influence over companies in which it invests and assist them in creating long-term value, with ownership stakes that it has acquired at a lower price than the substantial premium that is typically required to be paid to obtain control of a company. The Manager believes that its successful track record and its reputation as a value-creating owner enhances its ability to generate higher rates of return.

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Focus on managerial, operating and governance changes as levers to create substantial, enduring and longer-term value. The Manager may seek investments that it believes will benefit from structural, financial, and operational improvements. The Manager’s focus on board engagements and oversight to catalyze management, operational and/or governance changes has enabled it to earn attractive returns over longer holding periods. With reduced turnover in the portfolio, the Manager can better understand its investments and reduce frictional costs. The Company believes that the Manager’s reputational equity is also enhanced because as a longer-term investor, its recommendations for corporate change are then more welcomed by the companies in which the Company invests and the major shareholders who own them. Longer-term investing in high-quality businesses is also more scalable. Once the Manager is in a position of influence and invested in a high-quality business run by able management who manages the business well and allocates free cash flow intelligently, absent excessive overvaluation or a substantially better use of capital, the Manager believes that there are few good reasons to sell.

Manager’s Track Record of Preserving Capital and Generating Strong Returns with Low Correlation to the Broader Equity Market Supported by Stable Permanent Capital Base
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Proven track record. For more than 22 years, the Manager has managed portfolios as an engaged investor in large-cap companies. For information on the long-term performance of the core funds, see “Appendix A - Supplemental Performance Information of the Affiliated Funds.” For a listing of the Manager’s public company engagements since its inception in 2004, see “Appendix B - Public Company Engagements of the Manager”

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Low correlation to the broader equity market. The Manager’s core investment strategy has exhibited relatively low market correlation (i.e., the average returns of its investment strategy were higher than the broader equity market during times in which the returns of the broader equity market declined and similar to the broader equity market during times in which the broader equity market increased). In addition, the Manager’s investment strategy has proven to be defensive in bear markets,[1] outperforming the S&P 500 during the global financial crisis, COVID-19 pandemic, and recent elevated interest rate environment.

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Stability of capital base enables superior, long-term investment returns. The Manager views the stability of its capital base, substantially all of which is permanent capital, as one of its most important competitive advantages. Permanent capital allows the Manager to take a long-term view and be opportunistic during periods of market volatility, without being exposed to the need to raise capital by selling assets to meet redemptions during such periods. The Manager believes that permanent capital also enables superior, long-term investment returns. Permanent capital has also been and is expected to continue to be a highly attractive talent attraction and retention tool, allowing the Manager to hire and retain top analysts for its investment team and other high-quality employees throughout the company. Permanent capital and the Manager’s long-term investment horizon are also excellent recruitment tools when the Manager’s portfolio companies seek to hire world-class senior executives who prefer the stability and backing afforded by a significant long-term shareholder who is not required to seek an exit for its holdings due to investor redemptions or limits due to fund life.

Highly Experienced Investment Team, Collaborative Culture and Reputation
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The Manager is led by a renowned investor. Mr. Ackman founded the Manager in 2003 and is principally responsible for the Manager’s investment policies and implementation. He is the Chairman and Chief Executive Officer of PS Holdco and will be the Chairman and Chief Executive Officer of PS Inc. following the Corporate Conversion. He works alongside an experienced team and has developed a robust platform to pursue a disciplined investment philosophy. The Manager’s investment team engages in a deep diligence process in evaluating its investments. The Manager seeks to create a portfolio of investments in companies with strong business fundamentals to minimize potential downside risks. Mr. Ackman has more than 34 years of experience in the hedge fund and asset management industry and is a leading proponent of value creation through active corporate engagement. Prior to forming the Manager, Mr. Ackman co-founded and co-managed Gotham Partners Management Co., LLC, an investment adviser that managed public and private equity hedge fund portfolios. Mr. Ackman also serves as the Executive Chairman of the Board of Directors of HHH and Chairman and Chief Executive Officer of SPARC.

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Experienced investment team and robust operations platform. The Manager’s investment team consists of nine members with an average of 17 years of industry experience, including in the investment banking and/or private equity industries. These investment professionals have exceptional academic and professional backgrounds. Each investment team member plays a material role in the construction and management of the portfolio, which has enabled the Manager to hire and retain the highest quality investment professionals. The investment team is also supported by 26 professionals who focus on all operational aspects of fund management, including finance, legal and compliance, technology and investor relations. See “Portfolio Management - The Manager” below for further information on the investment team. Certain of the Manager’s investment and other professionals serve as executive officers of the Company as follows: Mr. Ackman is the Company’s Chief Executive Officer, Mr. Israel is the Company’s Chief Investment Officer, Mr. Hakim is the Company’s President, Mr. Gonnella is the Company’s Chief Financial Officer, Ms. Coussin is the Company’s Chief Compliance Officer and Ms. Falzone is the Company’s Secretary.

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Highly collaborative culture and reputation. The Manager believes its unique culture and reputation are fundamental to its success. The Manager combines investment excellence with a flat organizational structure. Each member of the Manager’s investment team plays a meaningful role in the construction and management of the portfolio. Its collaborative partnership culture, permanent capital base, the highly attractive economics of its business and its approach to employee compensation have resulted in limited employee turnover over time. The Manager’s collaborative culture is also demonstrated in its track record of constructive engagements with boards of directors and oversight of portfolio companies, which has

[1]
“Bear markets” refers to S&P 500 index “bear markets,” which are commonly defined as a decline of a broad-based securities index (in this case the S&P 500) by 20% or more over at least a two-month period.

allowed it to establish a reputation and credibility as a preferred partner. The Manager believes its reputation has been an important driver of its outperformance since inception, allowing it to garner substantial influence and drive long-term value creation in its portfolio companies without paying a control premium.
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Public positions taken by management team. The Manager has a long history of publicizing its investment rationale and utilizing the media as a medium to enhance transparency and to catalyze corporate changes. The Company believes that the Manager’s approach of bringing public awareness to its strategies and investment themes among existing and prospective holdings is valuable to Common Shareholders. Additionally, regulatory requirements result in the Company’s holdings being publicly disclosed periodically providing a high degree of transparency about the portfolio. Given that the majority of the Company’s portfolio will generally consist of highly liquid, publicly traded large-capitalization companies generally with North American headquartered operations, the market value of the Company’s underlying investments is generally expected to be based on readily available and reliable market data.

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Extensive capital markets experience. The Manager has been active in raising equity and debt for the entities it manages in the public capital markets since the 2014 initial public offering of PSH More recently, the Manager has assisted PSH in executing a series of debt financing transactions. In July 2020, Pershing Square Tontine Holdings, Ltd., a special purpose acquisition company co-sponsored by an affiliate of the Manager, completed its $4 billion initial public offering and listed on the NYSE. In addition, the Manager designed and created SPARC, a new form of acquisition company, that had its Form S-1 Registration Statement declared effective by the SEC in September 2023. On April 7, 2026, the Manager announced that it had made a proposal to the Board of Directors of UMG concerning a business combination transaction in which UMG would merge with SPARC, with the newly merged company to become New UMG and list its common stock on the NYSE. There is no assurance that the Manager’s proposal will be accepted by UMG or result in a transaction as proposed by the Manager or any other transaction.

Favorable Structural Features
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No performance fees. Unlike the other funds managed by the Manager and unlike conventional alternative investment funds, which typically charge 15%-30% annual performance fees on realized and unrealized profits in addition to management fees, the Company will not be subject to any performance fees. The Company believes that this has the potential to meaningfully increase long-term NAV performance, which may reduce the likelihood that the Common Shares will trade at a discount to NAV.

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Liquidity facilitated by NYSE-listing. Investors in many alternative investment funds own non-traded interests with limited redemption and liquidity features, whereas, the Company intends to be a publicly traded, NYSE-listed, closed-end investment company. The Company expects that it will have significant liquidity supported by its scale, name recognition and the Manager’s broad following. The Manager believes that the Company has the potential to be one of the largest U.S.-listed closed-end investment companies and expects that the Manager’s brand-name profile and broad retail following, along with a substantial media following, will drive substantial investor interest and liquidity in the market for the Common Shares.

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Transparent, Weekly NAV. Most alternative investment funds publish monthly or quarterly net asset values and often rely on opaque, unobservable and lagging valuations for private assets. The Company will publish a weekly NAV based on its concentrated, transparent and highly liquid investment portfolio of publicly traded large-capitalization companies. In addition, the Manager has a history of publicizing its investment rationale and using the media to enhance transparency around its investment rationale, which, combined with the public reporting required under the 1940 Act as well as other types of anticipated public reporting that result from the Manager’s investment strategy (such as Schedules 13D and 13F, as applicable), the Company believes will make information about its investment portfolio more transparent to investors than the investment portfolios of other alternative investment funds.

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Favorable capital structure for the Manager’s strategy. The Company will have a favorable capital structure to support the strategy of the Manager. The Company’s closed-ended structure removes any negative impact from redemptions, lengthens the duration of the capital base available to the Manager and enhances the Manager’s ability to successfully execute upon its investment strategy by: (i) providing the

Manager with a longer time horizon to realize value from an investment, as there is reduced need for the Manager to manage cash for potential redemptions; (ii) facilitating its active corporate and strategic engagements; (iii) expanding the Manager’s investment universe by allowing it to take meaningful stakes in large-cap companies in a way in which few other investors can, as well as larger and potentially less liquid stakes in companies with smaller market capitalizations; and (iv) facilitating constructive relationships with companies in which it seeks to invest.
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Delivery of PS Inc. Common Stock for no additional consideration. In recognition of the importance of this offering to the Manager’s long-term success and to provide an additional incentive for prospective investors to purchase Common Shares in this offering, PS Inc. will deliver to each investor who purchases Common Shares in this offering, for no additional consideration, 1 share of PS Inc. Common Stock for every 5 Common Shares purchased, including any Common Shares acquired by the Underwriters in connection with the exercise of their option to purchase additional Common Shares from the Company as described in this prospectus. All of the net proceeds of the combined offering will be received by the Company and the combined offering will not result in any proceeds to PS Inc. Similarly, PS Inc. will issue shares of PS Inc. Common Stock to the investors in the Combined Private Placement for no additional consideration. All of the net proceeds of the Combined Private Placement will be received by the Company and the Combined Private Placement will not result in any proceeds to PS Inc.

Research and Investment Process
The Manager takes a concentrated, research-intensive, fundamental value approach to investing. The Manager’s research process is typically based on a bottom-up analysis, although it includes top-down factors in its overall analysis (e.g., how will a company be impacted by a downturn in the economy, a rise or fall in interest rates, etc.).
Typically, the Manager establishes a limited number of new investment positions per year, from a large number of potential investment opportunities reviewed by the investment team. After identifying appropriate subsets within this broad initial review, the investment team discusses these potential investments to further refine and limit its focus. Once a potential investment is deemed sufficiently promising, the investment team typically performs additional research involving the analysis of public filings and extensive secondary sources and analyzes the historical record of the potential investment, looking for sources of comparable data on both public and private companies. Mr. Ackman is the ultimate decision maker for all investment positions. Mr. Israel is the Manager’s Chief Investment Officer.
Mr. Ackman, Mr. Israel and the other investment professionals work as a team. Analysts are generalists and work in small teams on every investment in the portfolio. These teams are fluid and change from investment to investment depending on the availability of resources as well as the specific knowledge and interests of the analysts. All analysts, including those not directly responsible for a specific security, are expected to ask questions, challenge investment theses and voice opinions about investments in the portfolio. The Manager believes that this process results in ideas being thoroughly vetted prior to making an investment, and carefully monitored once in the portfolio. In addition to a weekly investment team meeting at which the entire portfolio and potential new investments are discussed, analysts meet informally throughout each day.
The Manager’s collaborative investment process is an important competitive advantage of the firm. The Manager’s robust idea generation process yields more opportunities than it utilizes, which allows the Manager to allocate capital only to what the Manager believes are its best ideas. Investments are originated through a wide range of sources, including a proprietary library in which the Manager continuously tracks, updates and reviews hundreds of ideas it has considered over time. Each investment professional has working knowledge of a large number of companies at any point in time, and the members of the investment team are the primary source of its investment ideas. Each idea typically goes through an initial due diligence process conducted by a two-member subset of the investment team, at least one of whom typically has deep industry expertise and serves as a check on the process. The dedicated team conducts initial due diligence, reviews company and industry research, interviews industry experts, and creates a financial model to determine initial views of the company’s intrinsic value. Once sufficient work is completed and the Manager determines that an investment idea meets a threshold of potential viability as an investment, Mr. Ackman, the Manager’s Portfolio Manager, and/or Mr. Israel, the Manager’s Chief Investment Officer, also conduct due diligence on the subject company. All investment proposals are formally presented and discussed at weekly meetings with the entire investment team. The Manager typically begins to execute positions in approved ideas immediately upon investment team approval. Because compensation for the Manager’s investment professionals is based on overall fund performance rather than the performance of any specific investment, the Manager’s investment professionals are incentivized to deliver long-term, overall fund performance.
The Manager complements its core investment strategy by seeking to identify and execute upon asymmetric hedges in order to protect the investment portfolio against specific macroeconomic risks, and to capitalize on market volatility. In order to generate asymmetric investment ideas, the Manager’s investment professionals continuously analyze macroeconomic developments, which has the additional benefit of providing insights into macroeconomic considerations that are relevant for its current and potential future portfolio company investments, and the Manager believes that its individual company research also yields variant macroeconomic insights, making its asymmetric hedging strategy highly synergistic with the research-intensive approach of its core investment strategy. For more information, see “- Investment Techniques - Hedging Transactions” below.
Investment Techniques
Concentration
The Company will not attempt to maintain a highly diversified portfolio and intends to concentrate its investment positions. The Company’s concentration of investment positions will, however, remain subject to restrictions applicable to the Company as a matter of “fundamental policy.” Pursuant to these restrictions, the Company will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry, subject to certain exceptions. Under the 1940 Act, a matter of fundamental policy cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Company, voting together as a single class. The 1940 Act defines this as the lesser of (i) 67% or more of the Company’s voting securities present at a meeting, if the holders of more than 50% of the Company’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Company’s outstanding voting securities. The Company’s concentration of investment positions will also be subject to restrictions necessary in order for the Company to elect to qualify and thereafter maintain its qualification as a RIC under Subchapter M of the Code.
Derivatives
The Company may use a variety of financial instruments, such as equity, credit and/or other derivatives, options, interest rate swaps, caps and floors, futures and forward contracts, both for investment purposes and for risk management purposes. For more information see “Use of Leverage - Derivative Transactions.”
Swap Agreements
The Company may enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Company’s exposure to equity securities, long-term or short-term interest rates, non-U.S. currency values, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names. The Company is not limited to any particular form of swap agreement if consistent with its investment objective.
Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Company’s portfolio. The most significant factor in the performance of swap agreements is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the Company. If a swap agreement calls for payments by the Company, the Company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of swap agreements with such counterparty may be expected to decline, potentially resulting in losses by the Company.
The Company may also seek both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including equity, foreign exchange, total return, credit default, commodity, index and interest rate swaps; options; forward contracts; and futures contracts and options on futures contracts that provide long or short exposure to other credit obligations.
Currency
The Company may invest in securities of non-U.S. issuers and may invest in currencies (including non-U.S. currencies) and currency forward contracts. In addition, the Company may trade in futures contracts (including index futures) and in options on such contracts, as well as in other financial products traded on commodities exchanges.
The Company also may maintain short positions in forward currency exchange transactions, which would involve the Company agreeing to exchange an amount of a currency the Company did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Company contracted to receive in the exchange.
The Manager generally expects that currency trading will not constitute a material component of the Company’s investment program. The Manager’s investment in currency derivatives has historically been principally for the purpose of hedging foreign currency risks related to its investments in common equity securities.
Futures
The Company may purchase or sell futures contracts or options thereon. The Company’s investment program does not limit the Company in its use of futures. Trading in commodity futures contracts and options is a highly specialized activity that may entail greater-than-ordinary investment or trading risks. Furthermore, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.
Leverage
Concurrently with the closing of the combined transaction, the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares, which will provide greater flexibility under Rule 18f-4 to utilize derivatives. Following the completion of the combined transaction and the investment of the net proceeds from the combined transaction, the Company may use leverage for investment purposes, subject to the leverage limits of the 1940 Act. The use of leverage has a number of risks, including the risk that the Company may be required to liquidate assets at a disadvantageous time. Leverage exaggerates the financial markets’ effects on the Company’s NAV. See “Use of Leverage.”
Hedging Transactions
The Manager complements its core investment strategy by seeking to identify and execute upon asymmetric hedges in order to protect the investment portfolio against specific macroeconomic risks, and to capitalize on market volatility. The Manager typically structures these hedges using asymmetric instruments such as options and credit default swaps, which offer the opportunity for large gains (relative to the individual asymmetric instruments and the size of the Company’s investment portfolio, taken as a whole) if potential risks occur without exposing the Company to significant costs or meaningful losses (relative to the size of the Company’s investment portfolio, taken as a whole) if such risks do not occur, as the amount of capital at risk is typically expected to represent a small, single-digit percentage of the Company’s total assets. The Manager has historically, and expects to continue to, reinvest profits from asymmetric hedges during periods of market disruption by increasing its funds’ investments in existing portfolio companies and by occasionally acquiring new positions, taking advantage of the depressed valuations of common stocks that typically occur during market disruptions. The Manager’s opportunistic hedging strategy has allowed it to increase its funds’ exposure to high-quality companies at materially discounted valuations, contributing to its long-term investment performance. The Manager believes its opportunistic hedging strategy is highly synergistic to its core investment strategy and is a superior alternative to holding a large cash position or maintaining a continuous hedging program, both of which can be a significant drag on long-term performance. The Manager has substantial experience in negotiating relevant agreements for derivative transactions, and has longstanding relationships with the counterparties to such agreements, allowing it to successfully identify and execute hedges and other derivative transactions on a timely basis over multiple market cycles.
The Manager does not attempt to hedge all macroeconomic, market or other risks inherent in the Company’s investments. While the Company may enter into hedging transactions to seek to reduce risk or to capitalize on market volatility, such hedging transactions may result in poorer overall performance for the Company than if it had not engaged in any such transaction. Moreover, it should be noted that the Company’s portfolio will always be exposed to certain risks that cannot be hedged.
Initial Public Offerings
The Company may invest in securities being offered in a secondary or initial public offering (“IPO”), although the Manager does not expect investments in IPOs to constitute a material component of the Company’s investment program. Investing in IPOs is risky, and the price of stocks purchased in IPOs tends to fluctuate more widely than the price of stocks of more established companies.
Other Investment Companies
The Company may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and the rules and regulations thereunder and any exemptive orders currently or in the future obtained by the Company from the SEC. These securities include shares of open-end investment companies (i.e., mutual funds), including money market funds, other closed-end investment companies and ETFs. As a shareholder in an investment company, the Company will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Company’s management fees with respect to assets so invested. Shareholders would therefore be subject to two layers of expenses to the extent the Company invests in other investment companies. In addition, the securities of other investment companies could also be leveraged and will therefore be subject to the leverage risks described herein.
Subsidiaries
The Company may seek to gain exposure to futures and swaps primarily through investments in PSUS Cayman, Ltd., a wholly-owned subsidiary of the Company organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Code, the Company may invest up to 25% of its total assets in the Cayman Subsidiary.
The Board has oversight responsibility for the investment activities of the Company, including its investment in the Cayman Subsidiary, and its role as sole shareholder of the Cayman Subsidiary. The Company and the Cayman Subsidiary will be subject to the same investment restrictions and limitations on a consolidated basis and will follow the same compliance policies and procedures as the Company. The Company complies with the provisions of the 1940 Act governing investment policies (Section 8) on a consolidated basis with the Cayman Subsidiary. With respect to any wholly-owned subsidiary of the Company, including the Cayman Subsidiary, the Company will comply with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with such subsidiary. Any such subsidiary, including the Cayman Subsidiary, will also comply with the provisions relating to affiliated transactions and custody of the 1940 Act and will have the same custodian as the Company.
Portfolio Turnover
While the Manager pursues a long-term investment strategy and does not typically engage in short-term trading of its portfolio companies, portfolio turnover generally involves some expense to the Company, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The Company’s portfolio turnover rate may vary from year to year. Higher portfolio turnover may decrease the after-tax return to individual investors in the Company.
Investment Restrictions
Fundamental Investment Restrictions
The Company operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Company voting together as a single class. The 1940 Act defines a majority of the outstanding voting securities as the lesser of (i) 67% or more of a company’s voting securities present at a meeting, if the holders of more than 50% of the company’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the company’s outstanding voting securities. The fundamental policies of the Company are:
1.
The Company may not issue senior securities or borrow money except to the extent permitted under (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction or otherwise as permitted by applicable law. See “Use of Leverage.”

2.
The Company may not act as an underwriter of securities issued by others, except insofar as the Company may be deemed an underwriter under the Securities Act in selling its own securities or portfolio securities and except to the extent permitted under (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction or otherwise as permitted by applicable law.

3.
The Company may not purchase or sell real estate, commodities or commodity contracts, except that, to the extent permitted by applicable law, the Company may (i) invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein; (ii) acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Company’s ownership of other assets; (iii) invest in instruments directly or indirectly secured by commodities or securities issued by entities that invest in or hold such commodities and acquire temporarily commodities as a result thereof; and (iv) purchase and sell forward contracts, financial futures contracts and options thereon.

4.
The Company will not make loans to other persons, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5.
The Company may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry. The Company determines industries by reference to the Global Industry Classification Standard, including by reference to its “sub-industry” classification, as it may be amended from time to time.

The Company’s fundamental investment restrictions will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, SEC staff or other authority of competent jurisdiction as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
All percentage limitations in the case of the foregoing fundamental policies apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.
Non-Fundamental Investment Restrictions
All other investment policies of the Company are considered non-fundamental and, along with the Company’s investment objective, which is also non-fundamental, may be changed by the Board without prior approval of the Company’s outstanding voting securities at any time.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Common Shares carries a number of risks, including the risk that the entire investment may be lost. In addition to all other information set out in this prospectus, the following specific factors should be considered when deciding whether to make an investment in the Common Shares. The Common Shares are only suitable for investors (i) who understand the potential risk of capital loss, (ii) for whom an investment in the Common Shares is part of a diversified investment program, and (iii) who fully understand and are willing to assume the risks involved in such an investment program.
The Company believes that the risks described below are the material risks relating to the Common Shares at the date of this prospectus. Additional risks and uncertainties not currently known to the Company, or that the Company deems to be immaterial at the date of this prospectus, may also have an adverse effect on the performance of the Company and the value of the Common Shares. The order in which the risks are presented below is not intended to provide an indication of the likelihood of their occurrence or of their magnitude or significance. Prospective investors should review this prospectus carefully and in its entirety and consult with their professional advisers before investing in the Common Shares. Please also refer to the information set forth under the heading “Risk Factors” in the PS Inc. Prospectus that accompanies this prospectus and is an exhibit to the registration statement of which this prospectus forms a part with respect to various material risks related to the PS Inc. Common Stock.
No Investment History
The Company is a non-diversified, closed-end investment company with no investment history. The Company does not have any meaningful historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Company and its performance. An investment in the Common Shares is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Company will not achieve its investment objective and that the value of any potential investment in the Common Shares could decline substantially as a consequence.
Non-Diversified Status and Concentration
The Company is a non-diversified company. As defined in the 1940 Act, a non-diversified company may have a significant part of its investments in a smaller number of issuers than can a diversified company. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified company, like the Company, more susceptible to the risk that one single event or occurrence or adverse developments affecting any single issuer can have a significant adverse impact upon the Company and the Company may be more susceptible to greater losses because of these developments.
In executing the Company’s investment strategy, the Manager may accumulate significant positions in particular investments and expects that the substantial majority of the Company’s capital will be invested in large minority stakes in 12 to 15 companies, although the Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations. From time to time, the Company may invest a significant proportion of its capital in one or a limited set of investments. The Company’s investment technique of concentrating investment positions increases the volatility of investment results over time and may exacerbate the risk that a loss in any such position could have a material adverse impact on the Company’s NAV and, in turn, the value of any investment in the Company. Although it may at times choose to do so, the Manager is under no obligation to hedge the Company’s positions to mitigate such risks.
Market and Investment Risk
The Common Shares have no history of public trading and there currently is no public trading market for the Common Shares. Following the combined offering, the Common Shares will be listed on the NYSE. The Common Shares will trade separate from the PS Inc. Common Stock, which will also be listed on the NYSE following the PS Inc. IPO as described in the accompanying PS Inc. Prospectus. Please see the risk factor captioned “No public market for our common stock currently exists, and an active trading market for our common stock may never develop or be sustained after this offering. Following this offering, our stock price may fluctuate significantly” in the accompanying PS Inc. Prospectus for additional information. In addition, there can be no assurance that following the combined offering, the combined trading prices of a Common Share and a share of PS Inc. Common Stock will equal or exceed the public offering price of the Common Shares in this offering. In addition to allocations made to retail investors by the Underwriters, a portion of the Common Shares and the PSI Common Stock offered pursuant to the combined offering will, at request, be offered to retail investors through Charles Schwab and Robinhood, via their respective online brokerage platforms. Charles Schwab and Robinhood will act as selling group members for the combined offering. These platforms are not affiliated with the Company or PS Inc. There may be risks associated with the use of such platforms that we cannot foresee, including risks related to the technology and operation of such platforms, and the publicity and the use of social media by users of such platforms that we cannot control.
We cannot predict the extent to which investor interest in the Company will lead to the development of an active trading market on the NYSE or how liquid that market might become. An active public market for the Common Shares may not develop or be sustained after the combined offering. If an active public market does not develop or is not sustained, it may be difficult for you to sell your Common Shares at a price that is attractive to you, or at all. As with any stock, the price of the Common Shares will fluctuate with market conditions and other factors, many of which are beyond the Company’s control. The Common Shares are designed for long-term investors and the Company should not be treated as a trading vehicle. Shares of closed-end investment companies frequently trade at a discount from net asset value, which creates a risk of loss for investors purchasing shares in this offering. The risk of loss if a discount to NAV were to emerge may be greater for investors expecting to sell their shares in a relatively short period after the completion of the combined offering. In addition, an investor participating in the combined offering must acquire both the Common Shares and the PS Inc. Common Stock. An investor that desires to invest for a period of time in only the Common Shares or the PS Inc. Common Stock (and not both) may seek to sell the security that it does not intend to hold, which would put downward pricing pressure on the security that is sold. This may increase the likelihood of the Common Shares trading at a discount to NAV. These risks are separate and distinct from the risk that the Company’s NAV could decrease as a result of its investment activities. At any point in time, an investment in the Common Shares may be worth less than the original amount invested. In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from PS Inc., as the selling shareholder, in this offering. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. However, transactions in the Common Shares by the Underwriters may require corresponding purchases or sales by the underwriters of PS Inc. Common Stock, which may make it less likely that the Underwriters engage in any stabilizing transactions and may reduce the effectiveness of any such stabilizing transactions, relative to an initial public offering of a fund in which the Underwriters may engage in stabilization transactions without needing to take corresponding transactions in the stock of another entity. Generally, the Underwriters would not be expected to engage in stabilizing transactions or purchase Common Shares to cover syndicate short positions, unless the combined trading price of a Common Share and a share of PS Inc. Common Stock is in the aggregate less than the public offering price of $50.00. This may increase the volatility of the trading price of the Common Shares and the likelihood that the Common Shares trade at a discount to NAV.
In addition, an investment in the Common Shares represents an indirect investment in the securities owned by the Company. The value of, or income generated by, the investments held by the Company are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, economic, political, social and financial market conditions including the level of confidence in financial institutions and the financial system generally, natural/environmental disasters, cyberattacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, each of which may be temporary or last for extended periods.
Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Company’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Company to greater market risk than normal, possibly resulting in greatly reduced liquidity. The Manager potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, which could also result in impediments to the normal functioning of workforces, including personnel and systems of the Company’s service providers and market intermediaries. Furthermore, during periods in which the Company may use leverage, the Company’s investment, market discount and certain other risks will be magnified.
An investment in the Common Shares is subject to risk of the possible loss of the entire amount that you invest.
Closed-End Investment Company; Liquidity Risks
The Company is a non-diversified, closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have generally experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks in which the Company may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Investments in ADRs and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADRs (and other similar global programs) are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored programs and the prices of unsponsored programs may be more volatile than if such instruments were sponsored by the issuer.
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Company, except as set forth in the Company’s Governing Documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Company’s investment activities to the Manager, subject to oversight by the Board.
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Company will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Company and its investments. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed-income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed-income securities with longer maturities. Market risk is often greater among certain types of fixed-income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Company to greater market risk than a company that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Company’s outstanding commitments for these securities, the greater the Company’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Manager selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies. No guarantee or representation is made that the Manager’s investment strategy will be successful.
Valuation Risk
The Company is subject to valuation risk, which is the risk that one or more of the securities in which the Company invests are valued at prices that the Company is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. Securities for which market quotations are readily available will be valued at the market value thereof. The Manager, which is also the Company’s valuation designee designated by the Board pursuant to Rule 2a-5 under the 1940 Act, may use an independent pricing service to value securities at their market value. When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Manager values the Company’s investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. Prior to engaging in a fair value process, the Manager may seek to obtain quotations from independent brokers who may trade in such securities or other financial instruments as a basis to substantiate the perceived value of the subject holding. See “Net Asset Value.”
As a general principle, the “fair value” of a security or other investment is the amount that the Company might reasonably expect to realize upon its sale. There is no single standard for determining fair value. Rather, in determining the fair value of a security or other investment, the Manager will take into account the relevant factors and surrounding circumstance. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Company is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Company’s NAV could be adversely affected if the Company’s determinations regarding the fair value of the Company’s investments were materially higher than the values that the Company ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. The Company determines its NAV daily and therefore all assets, including assets valued at fair value, are valued daily. The Company will report its NAV on a weekly and monthly basis as described in more detail under “Net Asset Value.”
The Company’s NAV is a critical component in several operational matters including computation of the Management Fee and other fees. Consequently, variance in the valuation of the Company’s investments will impact, positively or negatively, the fees and expenses Common Shareholders will pay.
Reliance on the Manager Risk
The Company is dependent upon services and resources provided by the Manager. The Manager is not required to devote its full time to the business of the Company and there is no guarantee or requirement that any investment professional or other employee of the Manager will allocate a substantial portion of his or her time to the Company. The loss of one or more individuals involved with the Manager could have a material adverse effect on the performance or the continued operation of the Company. For additional information on the Manager, see “Portfolio Management - The Manager.” In addition, the Board has delegated broad authority to the Manager to manage the business and affairs of the Company. Certain (but not all) of the principal risks associated with the Company’s relationship with the Manager are set out below:
Key Personnel Risk. The Manager is dependent on the services of William A. Ackman and Ryan Israel, the Manager’s Chief Investment Officer. If the services of Mr. Ackman and Mr. Israel were to become unavailable for any reason, this occurrence could have a material adverse effect on the Company’s results, financial performance and the trading price of the Company’s Common Shares. All of the investment decisions of the Company are made by the investment team, with Mr. Ackman having ultimate decision-making authority for all portfolio positions. Mr. Ackman, Mr. Israel and the investment team also rely on the diligence, skill and network of business contacts of the other professionals employed by the Manager as well as external advisers and professionals. For a description of the investment team, see “Portfolio Management - Investment Team.” The investment team will, among other things, evaluate, negotiate, structure and monitor the Company’s investments. The Company’s future success will depend on the continued service of Mr. Ackman and Mr. Israel, along with the Manager’s ability to retain and motivate its other active key personnel and to strategically recruit, retain and motivate new talent. The departure of Mr. Ackman and Mr. Israel or of a significant number of members of the investment team could have a material adverse effect on the Company’s ability to achieve its investment objective. In addition, the Manager may not be successful in its efforts to recruit, retain and motivate the required personnel as the global market for qualified investment professionals is extremely competitive.
Failure to Identify Investment Opportunities Risk. The Company’s investment strategy depends on the ability of the Manager to successfully identify attractive investment opportunities. Any failure to identify appropriate investment opportunities would increase the amount of the Company’s assets invested in cash or cash equivalents and, as a result, may reduce its rates of return. The Company will face competition for investments from, for example, public and private investment funds, strategic buyers and/or investment banks. Many of these competitors may be substantially larger and have greater financial resources than are available to the Company. There can be no assurance that the Manager will be able to identify and make investments that are consistent with the Company’s investment objective or generate attractive returns for the Common Shareholders or that the Company will not be significantly affected by competitive pressures for investment opportunities.
Risks Related to Restrictions on Position Size. The Company’s portfolio positions may be limited by the concentration and diversification limitations and requirements applicable to registered investment companies under the 1940 Act and to RICs under the Code. These concentration and diversification limitations and requirements could limit the ability of the Manager to utilize the Company’s capital to accumulate positions of scale sufficient to successfully employ its investment techniques. In addition, if the concentration of the Company’s investments caused it to violate the asset diversification requirements applicable to RICs, the Company could lose its RIC status and thereby become subject to corporate-level taxes.
Manager Due Diligence Risk. When assessing an investment opportunity, the Manager has relied and will continue to rely on resources that may provide limited or incomplete information. In some cases, whether or not known to the Manager at the time, such resources may not be sufficient, accurate, complete or reliable. In particular, the Manager has relied and will continue to rely on publicly available information and data filed with various government regulators. Although the Manager has evaluated and will continue to evaluate information and data as it deemed or deems appropriate, and has sought and will continue to seek independent corroboration when reasonably available, the Manager has not and may choose not to evaluate all publicly available information and data with respect to any investment and has often not been and will often not be in a position to confirm the completeness, genuineness or accuracy of the information and data that it did or will evaluate.
In addition, when assessing an investment opportunity for the Company, investment analyses and decisions by the Manager may be undertaken on an expedited basis in order to take advantage of what it perceives to be short-lived investment opportunities. In such cases, the available information at the time of an investment decision may be limited, inaccurate and/or incomplete.
As a result, there can be no assurance that due diligence investigations carried out by the Manager will reveal or highlight all relevant facts (including fraud) or risks that may be necessary or helpful in evaluating investment opportunities or foresee future developments that could have a material adverse effect on an investment. Any failure to identify relevant facts may result in inappropriate investment decisions, which may have a material adverse effect on the value of any investment in the Company.
Misconduct Risk. There is a risk that the Manager’s employees could engage in misconduct or other behavior that harms the operations and financial condition of the Company. Employees of the Manager are often required to deal with confidential matters relating to portfolio companies. Additionally, the Manager is subject to a number of obligations and standards arising from its business and authority over the assets it manages, and it is not always possible to detect or deter employee misconduct. The violation of these obligations, or the accusation of any such violation, and standards by any of the Manager’s key personnel, employees, joint venture partners, consultants or anyone acting on the Manager’s behalf could materially adversely affect the Manager’s reputation which could consequently negatively impact the operating performance of the Company and the price of the Common Shares. While the Manager believes it has effective policies and procedures in place designed to deter and detect employee misconduct, the steps it has taken may not be effective in all cases. If any of the Manager’s employees were to engage in misconduct or were to be accused of such misconduct, whether or not substantiated, its business and reputation could be adversely affected and a loss of investor confidence could result, which would harm the Company.
Limited Liability. The Manager has not assumed any responsibility to the Company other than to render the services described in the Investment Management Agreement, and it will not be responsible for any action of the Board in declining to follow the Manager’s advice or recommendations. Pursuant to the Investment Management Agreement, the Manager and certain related persons will not be liable to the Company for their acts under the Investment Management Agreement, absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The Company has agreed to indemnify and hold harmless the Manager and certain related persons with respect to all costs, charges, expenses, losses, damages or liabilities arising from or in connection with, or concerning, the conduct of the Company’s business or affairs or the execution or discharge of the duties, powers, authorities or discretions of the Manager under the Investment Management Agreement, and not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties under the Investment Management Agreement. These protections may lead the Manager to act in a riskier manner when acting on the Company’s behalf than it would when acting for its own account.
No Prior Registered Investment Companies. The Manager has not previously served as investment adviser to an investment company registered under the 1940 Act. As a result, the Manager will be addressing certain operational and compliance requirements of the 1940 Act for the first time in connection with the commencement of investment operations of the Company. None of the Manager’s other funds or HHH are registered under the 1940 Act, unlike the Company, and, therefore, none of them are subject to the investment, leverage and derivative restrictions, diversification requirements and other regulatory requirements imposed on registered investment companies by the 1940 Act and on RICs by the Code. If any of the Manager’s other funds or HHH had been registered under the 1940 Act and/or operated as RICs under the Code, their respective returns might have been lower and their ability to undertake certain transactions or investments may have been restricted. As a result, the Manager’s future performance will depend on its ability to implement the operational and compliance-related requirements of the 1940 Act, while also successfully implementing its investment strategy within the investment and regulatory parameters applicable to registered investment companies under the 1940 Act. Any failure to do so may have a material adverse effect on the performance of the Company.
Conflicts of Interest Risk
The Manager engages in competing activities and acts in multiple capacities, advising the Company, its other funds and HHH, which creates potential conflicts of interest. When allocating investment opportunities conflicts of interest could arise from the fact that incentive allocations or performance fees might be earned by the Manager by allocating such opportunities to its other funds that charge an incentive allocation or performance fee, and not to the Company, which is not subject to an incentive allocation or any other form of performance fee. Conflicts may also arise in connection with pursuing active corporate engagement, where the Manager may acquire fiduciary duties to its various portfolio companies which could potentially conflict with duties owed to the Company. See “Conflicts of Interest.”
In addition, although the Manager does not anticipate that the Howard Hughes Transaction will disrupt the operation of its other funds, including the Company, the Howard Hughes Transaction involves a number of special risks, including the potential diversion of the Manager’s attention from its core funds, including the Company, and its core investment strategy, along with increasing demands on the Manager’s investment processes and infrastructure. Such risks could adversely affect the business and operations of the Company.
Corporate Engagement Risk
The Manager may pursue active corporate engagement and seek to effectuate corporate, managerial or similar changes with respect to an investment. The costs in time, resources and capital involved in such an investment strategy depend on the circumstances, which are only in part within the Manager’s control, and may be significant. Such a strategy requires the accumulation of large positions, which are less liquid than smaller positions and therefore the price at which such positions may be sold when seeking to exit an investment could be adversely affected. In addition, the expenses associated with such an investment strategy, including potential litigation, expenses related to the recruitment and retention of board members, executives and other individuals providing business assistance to the Manager in connection with such an investment strategy (including, for example, consultants and corporate whistleblowers) or other transactional costs, will be borne by the Company. Such expenses may reduce returns or result in losses.
The success of the Manager’s active corporate engagement may require, among other things: (i) that the Manager properly identify portfolio companies whose equity prices can be improved through active corporate engagement and/or strategic action; (ii) that the Company, together with the other core funds, acquire sufficiently large positions of such portfolio companies at a sufficiently attractive price; (iii) a positive response by the management of portfolio companies to shareholder engagement; (iv) a positive response by other shareholders to the Manager’s proposals; and (v) a positive response by the markets to any actions taken by portfolio companies in response to the Manager’s proposals. None of the foregoing can be assured.
The Manager may secure the appointment of persons to a portfolio company’s board of directors. In doing so, individual(s) (including members, partners, officers, managers, employees or affiliates of the Manager and their respective affiliates or designees) serving on the board of directors of the portfolio company will acquire fiduciary duties to the company and to the company’s shareholders, members, unitholders, partners or other owners of the company in addition to the duties such persons owe the Company. Such fiduciary duties may require such individuals to take actions that are in the best interests of the company or its shareholders, members, unitholders, partners or other owners. Accordingly, situations may arise where persons appointed to portfolio company boards may have a conflict of interest between any duties that they owe to the company and its shareholders, members, unitholders, partners or other owners, on the one hand, and any duties that they owe to the Company on the other hand. Pursuing active corporate engagement in respect of the Company’s investments may prove ineffective for a variety of reasons, including: (i) opposition of the management, board of directors and/or shareholders of the subject company, which may result in litigation and may erode, rather than increase, shareholder value; (ii) intervention of one or more governmental agencies; (iii) efforts by the subject company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the Company or its affiliates; (iv) market conditions resulting in material changes in securities prices; (v) the presence of corporate governance mechanisms, such as staggered boards, poison pills and classes of shares with increased voting rights; and (vi) the necessity for compliance with applicable securities laws. In addition, opponents of proposed corporate governance changes may seek to involve regulatory agencies in investigating the transaction or the Company and such regulatory agencies may independently investigate the participants in a transaction, including the Company, as to compliance with securities or other laws. This risk may be exacerbated to the extent the Manager develops and utilizes novel strategies or techniques with respect to its active corporate engagement. Furthermore, successful execution of active corporate engagement may depend on the active cooperation of shareholders and others with an interest in the subject company. Some shareholders may have interests which diverge significantly from those of the Company and some of those parties may be indifferent to the Manager’s proposed changes. Moreover, securities that the Manager believes are fundamentally underpriced or incorrectly priced may not ultimately be valued in the capital markets at prices and/or within the timeframe the Manager anticipates, even if the Manager’s proposals are successfully implemented by the portfolio company.
The 1940 Act limits the Company’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Company may be prohibited from buying or selling any security directly from or to any pooled investment vehicle managed by the Manager or any of its affiliated persons. The 1940 Act also prohibits certain “joint” transactions with certain of the Company’s affiliates, which could include investments in the same portfolio company (whether at the same or different times),including controlling interests. The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Company.
Material Non-Public Information Risk. The Company may substantially participate in or influence the conduct of affairs or management of issuers of securities acquired by it. Members, partners, officers, managers, employees or affiliates of the Manager and its affiliates or designees may serve as directors of, or in a similar capacity with, companies in which the Company invests. In the event that material non-public information is obtained with respect to such companies or the Company becomes subject to trading restrictions pursuant to the internal trading policies of such companies or as a result of applicable law or regulations, the Company may be prohibited for a period of time from purchasing or selling the securities of such companies, and as a result be prevented from increasing its exposure (or maintaining its relative ownership stake, in the case that additional securities are issued by such company) to an investment position which appreciates or divesting from or exiting an investment position which decreases in value. Any such restrictions may have a material adverse effect on the Company and the value of any investment in the Company.
Control Investments Risk
The Company may take a controlling stake in certain investments. These investments may involve a number of risks, such as the risk of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability. In addition, in connection with the disposition of these investments, the Company may make representations and warranties about such investments’ business and financial affairs typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Company may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. All of these risks or arrangements may create contingent or actual liabilities, and materially affect the Company and any investment in the Company.
Non-Control Investments Risk
The Company will generally make investments in companies that it does not control. As a result, these investments are subject to the risk that the company in which the investment is made may make business, financial and management decisions contrary to the Manager’s expectations or with which the Manager does not agree or that the majority stakeholders or the management of the company may take risks or otherwise act in a manner that does not serve the interests of the Company. If any of the foregoing were to occur with respect to one or more significant investments, the values of such investments by the Company could decrease.
Dividend Risk
Dividends the Company receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Company invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, or fall, the prices of such securities may fall. A sharp rise in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend.
Restricted and Illiquid Investments Risk
The Company may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities (as described under “Investment Objective, Strategy and Policies – Investment Strategy and Policies”). The Company may not be able to readily dispose of such investments at prices that approximate those at which the Company could sell such investments if they were more widely traded and, as a result of such illiquidity, the Company may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Company’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Company. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Company holds could affect adversely the marketability of certain Rule 144A securities, and the Company might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Company may be obligated to pay all or part of the registration expenses and considerable time may pass before the Company is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Company might obtain a less favorable price than the price that prevailed when the Company decided to sell. The Company may be unable to sell restricted and other illiquid investments at opportune times or prices.
Derivatives Risk
The Company may engage in transactions involving derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The Company’s investments in derivatives may be for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Company’s portfolio. A derivative contract will obligate or entitle the Company to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Company may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions such as Rule 18f-4 under the 1940 Act, described below. Although the Company has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. Derivative transactions may subject the Company to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the underlying securities or unexpected price or interest rate movements. The use of derivatives may subject the Company to risks, including, but not limited to:
Counterparty Risk. The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Company, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. If the Company’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its financial obligations may be substantially increased. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Company.
Swaps Risk. A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Company to liquidate a swap position at an advantageous time or price, which may result in significant losses. In a credit default swap, the “buyer” is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. Credit default swap transactions involve greater risks than if the Company had invested in the reference obligation directly.
Futures Risk. Futures markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a trader. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Company could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses.
Options Risk. Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Company might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the instrument underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy their delivery obligations. This could result in a large net loss.
Currency Risk. The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk. The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk. The risk that certain derivative positions may be difficult or impossible to close out at the time that the Company would like or at the price that the Company believes the position is currently worth. This risk is heightened to the extent the Company engages in over-the-counter derivative transactions, which are generally less liquid than exchange-traded instruments.
Correlation Risk. The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Company seeks exposure. Furthermore, the ability to successfully use derivative instruments depends in part on the ability of the Manager to predict pertinent market movements, which cannot be assured.
Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Company could receive lower interest payments or experience a reduction in the value of the derivative to below what the Company paid. Certain indexed derivatives may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Hedging Risk. When managing exposure to market risks, the Company may from time to time use futures and forward contracts, options, interest rate swaps, caps, collars and floors or pursue other strategies or use other forms of derivative instruments (over the counter (“OTC”) and otherwise) to limit the Company’s exposure to changes in the relative values of investments that may result from market developments, including changes in prevailing interest rates, currency exchange rates and commodity prices and to pursue an asymmetric hedging strategy. The use of derivative financial instruments and other risk management strategies may not be properly designed to hedge, manage or otherwise reduce the risks the Manager has identified. In addition, the Manager may not be able to identify, or may not have fully identified, all applicable material market risks to which the Company is exposed. The Manager may also choose not to hedge, in whole or in part, any of the risks that have been identified. The scope of risk management activities undertaken by the Manager varies based on the level and volatility of interest rates, the prevailing foreign currency exchange rates, the types of investments that are made and other changing market conditions. The Manager does not seek to hedge exposure in all currencies or all investments, which means that exposure to certain market risks are not limited. The use of hedging transactions and other derivative instruments to reduce the effects of a decline in the value of a position does not eliminate the possibility of fluctuations in the value of the position or prevent losses if the value of the position declines. Moreover, it may not be possible to limit the exposure to a market development that is so generally anticipated that a hedging or other derivative transaction cannot be entered into at an acceptable price. Further, it may not be possible to fully or perfectly limit exposure against all changes in the value of the Company’s investments because the value of investments is likely to fluctuate as a result of a number of factors, some of which will be beyond the Manager’s control or ability to hedge. As such, the Company’s investment portfolio will always be exposed to certain risks that cannot be hedged.
In addition, the success of any hedging or other derivative transaction generally will depend on the Manager’s ability to correctly predict market changes, the degree of correlation between price movements of a derivative instrument and the position being hedged, the creditworthiness of the counterparty and other factors, some of which may be beyond the ability to hedge. The degree of correlation between price movements of the instruments used in connection with hedging activities and price movements in a position being hedged may vary. For various reasons, the Manager may not seek to establish, or be successful in establishing, a perfect correlation between the instruments used in hedging or other derivative transactions and the positions being hedged. An imperfect correlation could prevent the Company from achieving the intended result and give rise to a loss. As a result, while the Company may enter into such a transaction in order to reduce exposure to market risks, unintended market changes may result in poorer overall investment performance than if it had not been executed. Such transactions may also limit the opportunity for gain if the value of a hedged position increases.
Hedging arrangements themselves also may entail certain other risks. These arrangements may require the posting of cash collateral at a time when the Company has insufficient cash such that the posting of the cash is either impossible or requires the sale of assets at prices that do not reflect their underlying value. In addition, if the Company’s derivative counterparties or clearinghouses fail to meet their obligations with respect to the posting of cash collateral, efforts to mitigate certain risks may be ineffective. Moreover, these hedging arrangements may generate significant transaction costs, including potential tax costs, that reduce returns.
Regulatory Risk. Certain categories of derivative contracts, including, without limitation, swaps, futures, certain types of options and non-deliverable currency forwards (collectively referred to as “commodity interests” under CFTC rules), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Commodity interests traded in the OTC market are subject to variation and initial margin requirements. The Dodd-Frank Act provisions regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Company of trading these instruments and, as a result, may affect returns to investors in the Company. In addition, the CEA and CFTC rules require advisers to registered investment companies to register with and comply with applicable regulations of the CFTC if a fund that is advised by the investment adviser either (i) enters into derivatives subject to CFTC regulation with a value above a specified threshold based on the fund’s liquidation value or (ii) markets itself as providing investment exposure to such instruments. The Manager has registered as a CPO under the CEA. However, the Manager expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Company. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Company’s compliance with SEC rules and regulations applicable to the Company and the Manager. As a result, the Manager will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to CPOs, including the specific disclosure requirements under CFTC rules, in connection with its management of the Company. The CPO of a registered investment company with less than three years of operating history is required under Rule 4.12(c)(3) to disclose the performance of all accounts and pools that are managed by the CPO and that have investment objectives, policies and strategies substantially similar to those of the newly-formed registered investment company. See “Appendix A - Supplemental Performance Information of the Affiliated Funds.” Certain of the Manager’s funds are operated by the Manager pursuant to an exclusion from registration as a CPO with respect to such portfolios under the CEA, and therefore, are not subject to registration or regulation with respect to such portfolios under the CEA.
Rule 18f-4 under the 1940 Act permits the Company to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end investment companies, including the Company, from issuing or selling any “senior security” representing indebtedness (unless the company maintains 300% “asset coverage”) or any senior security representing stock (unless the company maintains 200% “asset coverage”). Under Rule 18f-4, “Derivatives Transaction” includes (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a company is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; and (iii) reverse repurchase agreements and similar financing transactions (the Company has elected to initially treat all such transactions as derivatives transactions under the rule).
Under Rule 18f-4, the Company will execute derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a VaR limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. Reverse repurchase agreements will be included in the calculation of whether the Company is a limited derivatives user and reverse repurchase agreements and similar financing transactions will be included for purposes of VaR testing. Under Rule 18f-4, the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end investment company that has preferred shares outstanding than for a closed-end investment company that does not have preferred shares outstanding.
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Company may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
Warrants and Rights Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Company loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Company’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Company may not always realize full value on the sale of rights.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Company’s fixed income securities to decrease, an adverse impact on the liquidity of the Company’s fixed income securities, and increased volatility of the fixed income markets. During periods of falling interest rates, the income received by the Company may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Corporate Debt Risk
Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Company may invest will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.
Distressed Securities Risk
An investment in the securities of financially distressed issuers can involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Company may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Company may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Manager’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.
New Issues Risk
The Company may invest in IPOs of U.S. equity securities and there is no assurance that the Company will have access to profitable IPOs. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Company may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Company to buy or sell significant amounts of shares.
Small-Cap and Mid-Cap Company Risk
Investing in the securities of companies with small or medium-sized market capitalizations (“small-cap” and “mid-cap” companies, respectively) presents some particular investment risks. Small-cap and mid-cap companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these companies may be less liquid than those of larger companies, and may experience greater price fluctuations than larger companies. In addition, small-cap or mid-cap company securities may not be widely followed by investors, which may result in reduced demand.
Issuer-Specific Risk
An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.
Credit Risk
Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which may affect a security’s credit quality or value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. In addition, lower credit quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline in the value of a security. A downgrade or default affecting any of the Company’s securities, or the issuers of the securities, in which the Company invests could affect the Company’s performance. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. The securities in which the Company invests may be subject to credit enhancement (for example, guarantees, letters of credit, or bond insurance). Entities providing credit or liquidity support also may be affected by credit risk. Credit enhancement is designed to help assure timely payment of the security; it does not protect the Company against losses caused by declines in a security’s value due to changes in market conditions.
Non-U.S. Securities Risk
The Company may invest in non-U.S. securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of non-U.S. securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest or dividends to investors located outside the country. In addition, the Company will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Company to lose money on its investments in non-U.S. securities. The Company will be subject to additional risks if it invests in non-U.S. securities, which include seizure or nationalization of foreign deposits. Non-U.S. securities may trade on days when the Common Shares are not priced or traded.
Rules adopted under the 1940 Act permit the Company to maintain its non-U.S. securities and foreign currency in the custody of certain eligible non-U.S. banks and securities depositories, and the Company expects that it will generally hold its non-U.S. securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Company’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Company to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Company can earn on its investments and typically results in a higher operating expense ratio for the Company than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub-custodians for the Company, in which event the Company may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Company may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Company may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Company’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Company’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Company’s operations, causing the Company’s assets and the Common Shares to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Company’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Company’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Manager to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Company to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its non-U.S. securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Company to carry out transactions. If the Company cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Company cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Company could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, the Company’s non-U.S. securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
Leverage Risk
Concurrently with the closing of the combined transaction, the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares as described in this prospectus. Following the completion of the combined transaction and the investment of the net proceeds from the combined transaction , subject to market conditions, the Company intends, as part of its leveraging strategy, to issue unsecured, fixed-rate investment grade bonds and anticipates that over time it will maintain a ratio of approximately 15% to low 20s% debt to total assets in order to enhance its long-term returns. The Company intends to operate with a capital structure that it expects will allow it to be an investment grade bond issuer. The Manager’s use of leverage has historically involved accessing a modest amount of low-cost, long-term, covenant-light, investment grade bonds. Historically, the Manager has only agreed to debt incurrence covenants for the core funds at thresholds well above the amount of leverage it intends to use in its strategy and has generally not used any margin borrowings for the core funds. There can be no assurance that the Company will be able to utilize leverage on terms that the Manager deems favorable at any given time. The use of leverage creates an opportunity for increased returns on the Company’s investment portfolio, but also creates risks for the Common
Shareholders, including the likelihood of greater volatility of NAV and the market price of the Common Shares than a comparable portfolio without leverage. The use of leverage is also accompanied by interest expense and other costs of borrowing. If the benefits to NAV of the use of leverage do not exceed such expenses or costs, it will have a negative effect on total return.
The Company may also be subject to certain restrictions on investments imposed by the guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Company. The terms of any borrowings or these rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Manager does not believe that these covenants or guidelines will impede it from managing the Company’s portfolio in accordance with the Company’s investment objective and policies.
The Company cannot assure you that the use of leverage, if employed, will result in a higher return on the Common Shares. Any leveraging strategy the Company employs may not be successful.
In addition to the foregoing, the use of leverage treated as indebtedness of the Company for U.S. federal income tax purposes may reduce the amount of Company dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.
The Company may invest in the securities of other investment companies. Such investment companies may also be leveraged, and will therefore be subject to the leverage risks described above and potentially other risks depending on the types of leverage employed by such investment companies. This additional leverage may in certain market conditions reduce the Company’s NAV and the returns to Common Shareholders.
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s securities may decline significantly.
Defensive Investing Risk
For defensive purposes, including in response to adverse market, economic, political or other conditions, the Company may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Company may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Company holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Company may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Company with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Company to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Company will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Securities Lending Risk
The Company may lend its portfolio securities (in which case the Company will receive all revenues from such securities lending). By doing so, the Company attempts to increase its income through the receipt of interest on the loan, in addition to the underlying dividends and other income from the securities. In the event of the bankruptcy of the borrower of the securities, the Company could experience delays in recovering the loaned securities or the revenues from securities lending. To the extent that the value of the securities the Company lent has increased, the Company could experience a loss if such securities are not recovered.
Dilution Risk
The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Company is unable to invest the proceeds of such offering as intended, the Company’s NAV may decrease, and the Company may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Company sells Common Shares at a price below NAV pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate NAV because the sale price will be less than the Company’s then-current NAV.
Market Disruption and Geopolitical Risk and Recent Market Conditions
Factors such as economic slowdowns, equity prices, equity market volatility, asset or market correlations, interest rates, inflation, counterparty risks, availability of credit, economic uncertainty, changes in laws or regulations (including laws relating to the financial markets generally or the taxation or regulation of asset managers), trade barriers and tariffs, disease, supply chain pressures, commodity prices, currency exchange rates and controls, heightened geopolitical tensions, governmental instability or dysfunction, wars or other armed conflicts, U.S. federal government shutdowns, terrorist acts (including cyberterrorism), major or prolonged power outages or network interruptions, pandemics or severe public health events, the effects of climate change and changes in law and/or regulation, and uncertainty regarding government and regulatory policy can have a material impact on the Company’s operating results, financial condition, the value of the Company’s investments and return on the Common Shares. For example, geopolitical instability has in recent years become more prevalent. The ongoing conflicts in the Middle East, Eastern Europe and Iran, and the global responses thereto, have contributed, and may continue to contribute, to volatility in the global financial markets, which may adversely impact the value of the Company’s investments and return on the Common Shares.
Other market, economic and geopolitical factors that may adversely affect the performance of the Company’s investments include, without limitation:
•	economic slowdown or recession in the United States and internationally;
•	U.S. federal government shutdowns;
•	changes in interest rates and/or a lack of availability of credit in the United States and internationally;
•	higher prices for commodities and other goods; and
•	changes in law and/or regulation, and uncertainty regarding government and regulatory policy.
Despite overall resilience in some geographies, many economies have in recent years experienced periods of deceleration. Further economic deceleration or contraction in the rate of global growth in certain industries, sectors or geographies, including as a result of the ongoing conflicts in the Middle East and Eastern Europe, and any global responses thereto, as discussed above may contribute to poor financial results at the issuers in which the Company invests, which may result in lower returns on the Common Shares. For example, periods of economic weakness have contributed and may in the future contribute to decreased consumer demand for certain goods and services, which could have an adverse effect on certain of the Company’s investments. The performance of the issuers in which the Company invests would also likely be negatively impacted if pressure on wages and other inputs increasingly pressures profit margins. To the extent the performance of those companies (as well as valuation multiples) does not improve, the Company may exit positions at values that are less than projected or even at a loss, thereby significantly affecting investment performance.
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Company. The financial services industry generally, and the activities of investment companies and their managers, in particular, have been subject to intense and increasing regulatory oversight. Such scrutiny may increase the Company’s exposure to potential liabilities and to legal, compliance and other related costs. Increased regulatory oversight may impose administrative burdens on us, including, without limitation, responding to investigations and implementing new policies and procedures. Such burdens may divert time, attention and resources from portfolio management activities.
Changes enacted by the current or a subsequent presidential administration could significantly impact the regulation of financial markets in the U.S. Areas subject to potential change, amendment or repeal include trade barriers, tariffs and trade policy, foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. Other potential changes that could be pursued a presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the U.S. The Company may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Company and its ability to achieve its investment objective.
In addition, the SEC and its staff are engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Company’s expenses and impact its returns to Common Shareholders or, in the extreme case, impact or limit the Company’s use of various portfolio management strategies or techniques and adversely impact the Company.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Company must, among other things, satisfy certain quarterly asset diversification tests and derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). The Company intends to distribute at least the minimum amount necessary to qualify for such favorable U.S. federal income tax treatment and will be subject to tax on any undistributed taxable income or gains, including net capital gain.
If for any taxable year the Company does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Company’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes).
Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or a presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Company cannot predict the impact, if any, of these changes to the Company’s business, they could adversely affect the Company’s business, financial condition, operating results and cash flows. Until the Company knows what policy changes are made and how those changes impact the Company’s business and the business of the Company’s competitors over the long term, the Company will not know if, overall, the Company will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.
Subsidiary Risk
The Company may seek to gain exposure to futures and swaps primarily through investments in the Cayman Subsidiary. By investing in the Cayman Subsidiary, the Company is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The investments held by the Cayman Subsidiary are subject to the same risks that apply to similar investments if held directly by the Company. The Cayman Subsidiary is not a registered investment company under the 1940 Act. However, the Company wholly owns and controls the Cayman Subsidiary, making it unlikely that it will take action contrary to the interests of the Company and the Common Shareholders. The Board has oversight responsibility for the investment activities of the Company, including its investment in the Cayman Subsidiary, and its role as sole shareholder of the Cayman Subsidiary. The Company and the Cayman Subsidiary will be subject to the same investment restrictions and limitations on a consolidated basis and will follow the same compliance policies and procedures as the Company. Changes in the laws of the United States and/or the
Cayman Islands could result in the inability of the Cayman Subsidiary to operate as described herein and could adversely affect the Company. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, the Common Shareholders could suffer decreased investment returns.
Execution Risk
The Company’s investment and trading strategies depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the Manager. The Company’s trading orders may not be executed in a timely and efficient manner due to various circumstances, including, for example, trading volume surges or systems failures attributable to the Company, the Manager, the Company’s counterparties, brokers, dealers, agents or other service providers. In such event, the Company might only be able to acquire or dispose of some, but not all, of the components of such position, or if the overall position were to need adjustment, the Company might not be able to make such adjustment. As a result, the Company would not be able to achieve the market position selected by the Manager, which may result in a loss. In addition, the Company will rely heavily on electronic execution systems (and may rely on new systems and technology in the future), and such systems may be subject to certain systemic limitations or mistakes, causing the interruption of trading orders made by the Company. Losses resulting from delays in trade execution and settlement could have a material adverse effect on the performance of the Company.
Reliance on Third-Party Service Providers Risk
The Company and the Manager are reliant on third-party service providers for certain investment services and technology platforms that facilitate the Company’s and the Manager’s operations, including, but not limited to, prime brokerage and cloud-based services. The Company and the Manager generally have less control over the delivery of such third-party services, and as a result, may face disruptions to their ability to operate as a result of interruptions of such services. For example, a prolonged global failure of cloud services could result in cascading systems failures.
The Company and the Manager depend on the services of custodians, counterparties, administrators and other agents, including to carry out certain securities and derivatives transactions and other administrative services. The Company is subject to risks of errors and mistakes made by these third parties, which may be attributed to the Company and subject the Company to reputational damage, penalties or losses. The terms of the contracts with these third-party service providers are often customized and complex, and many of these arrangements occur in markets or relate to products that are subject to limited or no regulatory oversight. The Company may be unsuccessful in seeking reimbursement or indemnification from these third-party service providers.
The Company is subject to the risk that the counterparty to one or more of these contracts defaults, either voluntarily or involuntarily, on its performance under the contract. Any such default may occur suddenly and without notice to the Company. Moreover, if a counterparty defaults, the Company and the Manager may be unable to take action to cover the Company’s exposure, either because the Company lacks contractual recourse or because market conditions make it difficult to take effective action. This inability could occur in times of market stress, when defaults are most likely to occur. In addition, the Company and the Manager may not accurately anticipate the effects of market stress or counterparty financial condition, and as a result, the Company and the Manager may not have taken sufficient action to reduce the Company’s risks effectively. Default risk may arise from events or circumstances that are difficult to detect, foresee or evaluate. In addition, concerns about, or a default by, one large participant could lead to significant liquidity problems for other participants, which may in turn expose the Company and the Common Shareholders to significant losses.
In the event of the insolvency of a counterparty or any other party that is holding assets of the Company as collateral, the Company might not be able to recover equivalent assets in full as they will rank among the counterparty’s unsecured creditors in relation to the assets held as collateral. In addition, the Company’s cash held with a counterparty generally will not be segregated from the counterparty’s own cash, and the Company may therefore rank as an unsecured creditor in relation thereto.
Cybersecurity Risk
The Company’s operations are highly dependent on technology platforms and other information technology systems (in particular third-party information technology systems). Such systems face ongoing cybersecurity threats and attacks, which, if successful, could result in the loss of the confidentiality, integrity or availability of such systems and the data held by such systems. Attacks on such systems could involve attempts intended to obtain unauthorized access to the Company’s proprietary information, destroy data, disable, degrade or sabotage such systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Attacks on such systems could also involve ransomware or other forms of cyber extortion. Cyberattacks and other data security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees of the Manager, consultants, independent contractors or other service providers.
There has been an increase in the frequency and sophistication of cyber and data security threats, with attacks ranging from those that are common to many businesses to those that are more advanced and persistent, which may target the Company or the Manager because it holds a significant amount of confidential and sensitive information about investors and investments. As a result, the Company may face a heightened risk of a security breach, ransomware attack or other disruption with respect to this information. Measures taken to ensure the integrity of systems may not provide adequate protection, especially because cyberattack techniques are continually evolving, may persist undetected over extended periods of time, and may not be mitigated in a timely manner to prevent or minimize the impact on the Company, the Manager and investors. Such attacks also may be enhanced through malicious actors’ use of artificial intelligence. Further, the use of remote work environments, mobile technology and virtual platforms, as well as geopolitical tensions or conflicts, such as the ongoing conflicts in the Middle East and Eastern Europe, may create a heightened risk of cyberattacks or other data security breaches.
In addition, the Company could also suffer losses in connection with updates to, or the failure of its service providers to timely update, technology platforms. The Company and the Manager rely on third-party service providers for certain aspects of their operations, as well as for certain technology platforms, including cloud-based services. See “—Reliance on Service Providers Risk.” These third-party service providers also face ongoing cybersecurity threats and the risk of compromises to their systems, and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data of their clients.
Breaches in the Company’s security or in the security of its third-party service providers, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the information that is processed and stored in, and transmitted through, such computer systems, or otherwise cause interruptions or malfunctions in businesses and operations. If the Manager’s systems or those of third-party service providers (or its data stored within) are compromised, either as a result of malicious activity or through inadvertent transmittal or other loss of data, or do not operate properly or are disabled, and if this occurs and the Company or the Manager fails to provide the appropriate regulatory or other notifications in a timely manner, the Company could suffer financial loss, increased costs, a disruption of its operations, liability to its counterparties or investors, regulatory actions (and resulting fines or other penalties), negative publicity or reputational damage. The costs related to cybersecurity or other data security threats or disruptions may not be fully insured or indemnified by other means. Furthermore, any such breach may cause investors to lose confidence in the effectiveness of the Company’s and the Manager’s security measures and in the Company more generally.
Climate Change Risk
The Company faces risks associated with climate change, including risks related to the impact of climate and sustainability-related legislation and regulation, risks related to business trends on climate change and sustainability, and risks stemming from the physical impacts of climate change. Climate and sustainability-related regulations or interpretations of existing laws may result in enhanced disclosure obligations, which could negatively affect the Company and materially increase compliance costs and regulatory scrutiny.
In addition to increasing climate and sustainability-related disclosure obligations, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international and regional regulatory authorities around the world, which could result in, among other risks, changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, or the discontinuance of certain operations, litigation seeking monetary or injunctive relief related to climate impacts, a declining market for products and services seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions and risks tied to changing customer or community perceptions of an asset’s relative contribution to greenhouse gas emissions. These risks could result in a material adverse effect on the value of issuers in which the Company invests and, therefore, the return on the Common
Shares. Further, significant chronic or acute physical effects of climate change, including extreme weather events such as hurricanes or floods, can also have an adverse impact on certain of the Company’s investments, especially those investments that rely on physical factories, stores, plants or other assets located in the affected areas or that focus on tourism or recreational travel.
Risks Related to Environmental, Social and Governance Matters
The Company and the Manager may be subject to competing demands from different investors and other stakeholder groups with divergent views on environmental, social and governance (“ESG”) matters, including the role of ESG in the investment process. For example in recent years, certain investors have placed increasing importance on the impacts of investments made by private funds, while certain other investors have raised concerns as to whether the incorporation of ESG factors in the investment process may be inconsistent maximizing returns for investors. This divergence in views increases the risk that any action by the Company or the Manager, or lack thereof, with respect to ESG matters will be perceived negatively by at least some stakeholders.
Securities Act Liability
The Securities Act contains several provisions providing for private rights of action for investors who suffer losses due to material misstatements or omissions in connection with the offer and sale of securities. You may have additional difficulty determining liability and damages for claims brought under these provisions in connection with the combined offering. Even though this offering and the PS Inc. IPO are component parts of a single offering, it is uncertain how a court would assess liability and calculate any damages to which you may be entitled from PS Inc. in a successful claim, given that investors in the combined offering will pay no additional or separate consideration for shares of PS Inc. Common Stock.
Large Investor Risk
Ownership of Common Shares may be concentrated among certain institutional investors who purchase Common Shares in this offering. The purchase of Common Shares by one or more institutional investors or by the management investors could, depending on the size of such ownership, result in such investors being a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of shares by large investors could adversely impact the market price and premium or discount to NAV at which the Common Shares trade. In certain circumstances, dispositions of Common Shares by large investors could potentially limit the Company’s use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).
The Manager will have an aggregate investment in the Company of $150 million upon the completion of the Pershing Square Investment. The Manager has also agreed with the Company that it will not sell, transfer or otherwise dispose of the Common Shares or the Series A Preferred Shares acquired as part of the Pershing Square Investment prior to the date that is the twenty-five (25) year anniversary of the closing date of the combined offering, subject to certain exceptions. In connection with the completion of the combined offering and the Pershing Square Investment, the Company will enter into the Registration Rights Agreement, pursuant to which the Manager (or its permitted transferees, as applicable) will, following the expiration of the lock-up period of the Common Shares acquired in the Pershing Square Investment (i.e., the date that is the twenty-five (25) year anniversary of the closing date of the combined offering), have the right to cause the Company to use commercially reasonable efforts to file a registration statement and to use best efforts to cause such registration statement to be declared effective as soon as practicable (but in no event later than 60 days) thereafter, providing for the resale, under Rule 415 of the Securities Act, of the Common Shares acquired by the Manager in the Pershing Square Investment and any other equity securities of the Company purchased on the open market, subject to certain conditions as provided in the Registration Rights Agreement. The Company will bear the cost of registering these securities. The registration and availability of such a significant number of Common Shares for trading in the public market may have an adverse effect on the market price of the Common Shares.
Forum Selection Clause Risk
The Declaration of Trust includes an exclusive forum provision which states that, unless the Company consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware shall be the sole and exclusive forum for (i) any derivative suit, action or proceeding brought on behalf of the Company, (ii) any suit, action or proceeding asserting a claim of breach of a fiduciary duty owed by any trustee, officer, or employee of the
Company to the Company or the shareholders, (iii) any suit, action or proceeding asserting a claim against the Company or any trustee, officer, or employee of the Company arising pursuant to any provision of the DSTA, the Declaration of Trust or the Bylaws, or federal law, or (iv) any suit, action or proceeding asserting a claim against the Company or any trustee, officer, or employee of the Company governed by the internal affairs doctrine of the State of Delaware; provided, however, that, in the event that the Court of Chancery of the State of Delaware lacks jurisdiction over any such suit, action or proceeding, the sole and exclusive forum for such action or proceeding shall be another state or federal court located within the State of Delaware. These exclusive forum provisions may increase costs for a shareholder to bring a claim or may limit a shareholder’s ability to bring a claim in a judicial forum that they find convenient or favorable. Further, the enforceability of an exclusive forum provision is questionable. These exclusive forum provisions do not apply to any claims, suits, actions or proceedings asserted under the U.S. federal securities laws.
Any person or entity purchasing or otherwise acquiring any interest in any shares of the Company’s capital stock shall be deemed to have notice of and to have consented to the exclusive forum provision in the Declaration of Trust. This exclusive forum provision may limit a shareholder’s ability to bring a claim in a different judicial forum, including one that it may find favorable or convenient for a specified class of disputes with the Company or the Company’s trustees, officers or other shareholders, which may discourage such lawsuits. Alternatively, if a court were to find this provision in the Declaration of Trust inapplicable or unenforceable with respect to one or more of the specified types of actions or proceedings, we may incur additional costs associated with resolving such matters in other jurisdictions.
Anti-Takeover Provisions Risk
The Company’s Governing Documents include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company or to change the composition of the Board and could have the effect of depriving Common Shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Company. See “Anti-Takeover and Other Provisions in the Company’s Governing Documents.”

NAV Per Share			$ 3.71	$ 3.09
No Trading History [Text Block]
No Trading History; Trading Discount. The Common Shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss if a discount to net asset value per Common Share (“NAV”) were to emerge may be greater for investors expecting to sell their Common Shares in a relatively short period after the completion of the combined offering of which this offering is a component part, as discussed further below under “The Combined Offering.”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following is a brief description of the terms of the Company’s Common Shares and the Series A Preferred Shares. This description does not purport to be complete and is qualified by reference to the Company’s Governing Documents and the Statement of Preferences of the Series A Preferred Shares (the “Series A Statement of Preferences”), each of which are filed as exhibits to the registration statement of which this prospectus forms a part.
Common Shares
The Company is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated November 28, 2023 (as amended by the Certificate of Amendment, dated February 6, 2024). Pursuant to the Declaration of Trust, the Company is authorized to issue an unlimited number of Common Shares. Each Common Share, when issued and paid for in accordance with the terms of this offering, will be validly issued, fully paid and non-assessable. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Listing. The Company intends to list the Common Shares on the NYSE under the symbol “PSUS.”
Voting Rights. Together with the holders of any outstanding preferred shares, holders of the Common Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Company’s outstanding voting securities. Holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights. See “Anti-Takeover and Other Provisions in the Company’s Governing Documents.”
The presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at a meeting of the Company’s shareholders constitutes a quorum at the meeting, unless applicable law or the Governing Documents requires a separate vote of one or more classes of the Company’s shares, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter will constitute a quorum.
The Declaration of Trust provides that Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon, voting together as a single class; provided that in the event that the 1940 Act requires any Trustee to be elected by the holders of preferred shares, such Trustees to be elected solely by the holders of preferred shares shall be elected by the affirmative vote of a majority of the preferred shares present in person or represented by proxy and entitled to vote thereon, voting as a separate class, and the remaining Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote, voting together as a single class.
With respect to all other matters, the Declaration of Trust provides that unless the Declaration of Trust, the Bylaws or a resolution of the Board specifying a greater or a lesser vote requirement for the transaction of any item of business, the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders with respect to such matter and where a separate vote of one or more classes or series of shares is required on any matter, the affirmative vote of a majority of the shares of such class or series of shares present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders of such class or series with respect to such matter.
Under the rules of the NYSE currently applicable to listed companies, the Company will be required to hold an annual meeting of shareholders in each fiscal year.
Issuance of Additional Common Shares. The provisions of the 1940 Act generally require that the public offering price (less underwriting discounts and commissions) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Company may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Company of Common Shares at a price below the Company’s then-current NAV, subject to certain conditions. If such consent is obtained, the Company may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Company and the applicable conditions imposed on the issuance and sale by the Company of Common Shares at a price below NAV will be disclosed in the prospectus relating to any such offering of
Common Shares at a price below NAV. Until such consent of Common Shareholders, if any, is obtained, the Company may not sell Common Shares at a price below NAV. Because the Management Fee is based upon the Company’s NAV, the Manager’s interests in recommending the issuance and sale of Common Shares at a price below NAV may conflict with the interests of the Company and its Common Shareholders. Other than through its dividend reinvestment plan, the Company has no current plan to issue additional Common Shares following the completion of the combined transaction.
Preferred Shares
The Company’s Governing Documents provide that the Board may authorize and issue preferred shares with rights as determined by the Board, by action of the Board without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any preferred shares that might be issued. Under the 1940 Act, the Company may not issue preferred shares if, immediately after issuance, the Company would have asset coverage (as defined in the 1940 Act) of less than 200% as further described below. Any preferred shares issued by the Company would have special voting rights and a liquidation preference over the Common Shares as further described below.
Issuance of preferred shares constitutes leverage and could entail special risks to the Common Shareholders. See “Risk Factors - Leverage Risk.”
Series A Preferred Shares. Concurrently with the closing of the combined transaction, the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares. The Company expects to issue all of the Series A Preferred Shares to an affiliate of the Manager at a price per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share. The issuance of the Series A Preferred Shares to the Manager was approved by the Board including the Trustees who are not “interested persons” of the Company as defined in Section 2(a)(19) of the 1940 Act. Under Rule 18f-4, the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end investment company that has preferred shares outstanding than for a closed-end investment company that does not have preferred shares outstanding. See “Use of Leverage - Derivative Transactions” for more information. Set forth below is a general summary of the terms of the Series A Preferred Shares as set forth in the Series A Statement of Preferences.
Dividends. Dividends on the Series A Preferred Shares will accumulate at an annual rate of 7.50% of the liquidation preference of $50.00 per share, will be cumulative from the date of original issuance and will be payable quarterly on March 1, June 1, September 1, and December 1 in each year, following the initial issuance.
Liquidation Preference. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Shares shall be entitled to receive out of the assets of the Company available for distribution to shareholders, after satisfying claims and obligations of the Company pursuant to Delaware law but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Company ranking junior to the Series A Preferred Shares as to liquidation payments, an amount per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share, plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Company, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the assets of the Company available for distribution among the holders of all outstanding Series A Preferred Shares, and any other outstanding class or series of preferred shares of the Company ranking on a parity with the Series A Preferred Shares as to payment upon liquidation, shall be insufficient to permit the payment in full to such holders of Series A Preferred Shares of the liquidation preference on the Series A Preferred Shares plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other preferred shares, then such available assets shall be distributed among the holders of Series A Preferred Shares and such other preferred shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. Unless and until the liquidation preference plus accumulated and unpaid dividends and distributions have been paid in full to the holders of Series A Preferred Shares, no dividends or distributions will be made to holders of the Common Shares or any other shares of the Company ranking junior to the Series A Preferred Shares as to liquidation.
Holder Redemption Right. Commencing on the date that is the ten (10) year anniversary of the completion of the combined offering, the Series A Preferred Shares may be redeemed by the holder thereof, in whole or in part, for cash at the per-share liquidation preference thereof, plus an amount equal to any accumulated but unpaid dividends and distributions (whether or not earned or declared) to the date fixed for redemption (the “Redemption Price”).
Preemptive, Exchange or Conversion Rights. The Series A Preferred Shares will have no preemptive, exchange or conversion rights.
Voting Rights. The 1940 Act requires that the holders of any preferred shares, which includes the Series A Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares, including the Series A Preferred Shares, have the right to elect a majority of the Trustees at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization (as such term is used in the 1940 Act) within the meaning of Section 18(a)(2)(D) of the 1940 Act that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Company’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Company’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Holders of preferred shares, including Series A Preferred Shares, will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.
Restrictions on Dividends and Other Distributions for the Series A Preferred Shares. So long as any Series A Preferred Shares are outstanding, the Company may not pay any dividend or distribution (other than a dividend or distribution paid in Common Shares or, subject to compliance with the 1940 Act, in options, warrants or rights to subscribe for or purchase Common Shares or other shares, if any, ranking junior to the Series A Preferred Shares as to dividends and distributions and upon liquidation) in respect of the Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Company ranking junior to the Series A Preferred Shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless, in each case: (1) the Company has declared and paid (or provided to the relevant dividend paying agent) all cumulative dividends and distributions on the Series A Preferred Shares due on or prior to the date of such Common Shares dividend or distribution; (2) the Company has redeemed the full number of Series A Preferred Shares to be redeemed pursuant to any mandatory redemption provision in Series A Statement of Preferences; and (3) after making the dividend, distribution, redemption or other acquisition of Common Shares, the Company meets applicable asset coverage requirements described below under “1940 Act Limitations.”
1940 Act Limitations. Under the 1940 Act, the Company may not issue preferred shares, declare any dividend (except a dividend payable in Common Shares) or any other distribution on the Common Shares or purchase any Common Shares unless, immediately after such issuance, dividend, distribution or purchase, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the Company’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the preferred shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the preferred shares is the amount that holders of preferred shares would be entitled to receive in the event of an involuntary liquidation of the Company in preference to the Common Shares.
Asset Coverage Mandatory Redemption. The Company may, at its option, consistent with its Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem the Series A Preferred Shares, at the Redemption Price, in the event that the Company fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date and such failure is not cured on or before 60 days following such failure.
The number of Series A Preferred Shares that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding Series A Preferred Shares, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the Series A Preferred Shares. In the event that Series A Preferred Shares are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Company may, but is not required to, redeem a sufficient number of preferred shares so that the Company’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 220% asset coverage).
If the Company does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the Series A Preferred Shares to be redeemed on any redemption date, the Company will redeem on such redemption date that number of Series A Preferred Shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Company will have funds legally available for the redemption of, or is otherwise able to redeem, such Series A Preferred Shares upon written notice of redemption.
If fewer than all Series A Preferred Shares are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of Series A Preferred Shares held by each such holder on the record date for such redemption. If fewer than all Series A Preferred Shares held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.
Optional Redemption by the Company. The Series A Preferred Shares are not subject to optional redemption by the Company unless such redemption is necessary, in the judgment of the Board, to maintain the Company’s status as a RIC under the Code, in which case the Company may redeem the Series A Preferred Shares, in whole or in part, upon not less than thirty (30) nor more than sixty (60) days’ prior notice, for cash at the Redemption Price.
Access to Records
Any shareholder will have access to the books and records of the Company as described in Section 3819 of the DSTA.
Registration Rights
In connection with the completion of the combined offering and the Pershing Square Investment, the Company will enter into the Registration Rights Agreement, pursuant to which the Manager (or its permitted transferees, as applicable) will, following the expiration of the lock-up period of the Common Shares acquired in the Pershing Square Investment (i.e., the date that is the twenty five (25) year anniversary of the closing date of the combined offering), have the right to cause the Company to use commercially reasonable efforts to file a registration statement and to use best efforts to cause such registration statement to be declared effective as soon as practicable (but in no event later than 60 days) thereafter, providing for the resale, under Rule 415 of the Securities Act, of the Common Shares acquired by the Manager or its affiliates in the Pershing Square Investment and any other equity securities of the Company purchased by the Manager or its affiliates on the open market, subject to certain conditions as provided in the Registration Rights Agreement. The parties to the Registration Rights Agreement (which would include any affiliate of the Manager’s acquiring securities in the Pershing Square Investment and any permitted transferees) will be entitled to make up to 10 demand registrations that the Company register these securities and will have certain “piggyback rights” with respect to other registration statements filed by the Company. The Company will bear the cost of registering these securities.
Reports to Shareholders
The Company will also produce both annual and semi-annual reports that will contain important information about the Company. For a free copy of the Company’s annual or semi-annual report (following the Company’s completion of an annual or semi-annual period, as applicable) or to request other information or ask questions about the Company, please write to the Company at IR@persq.com or call 212-813-3700 or visit the Company’s website at www.pershingsquareusa.com (under construction). This reference to the website does not incorporate the contents of the website into this prospectus.
Provisions in Conflict with Law or Regulation
The Company’s Declaration of Trust provides that, if the Board determines, with the advice of counsel, that any provision of the Declaration of Trust is in conflict with the 1940 Act, the regulated investment company provisions of the Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.
Enforcement of Judgments Rendered by Foreign Courts
Federal and state courts in the United States will recognize judgments entered by courts outside of the United States subject to limited exceptions. Although the law varies from state to state, the majority of states, including Delaware, have adopted, in whole or in part, the Uniform Foreign-Country Money Judgments Recognition Act (the “Judgments Recognition Act”). The Judgments Recognition Act permits the recognition of money judgments entered by foreign countries provided they are final, conclusive and enforceable where rendered. The Judgments Recognition Act contains several exceptions to recognition, including but not limited to foreign judgments rendered under a judicial system that does not provide impartial tribunals or procedures compatible with the requirements of due process of law, and foreign judgments entered in a court without personal jurisdiction over the defendant. Generally, judgments that do not fall under these exceptions may be recognized without consideration of the underlying merits, and once recognized, the judgment creditor may avail itself of various judgment enforcement mechanisms in the state of recognition.

No Investment History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Investment History
The Company is a non-diversified, closed-end investment company with no investment history. The Company does not have any meaningful historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Company and its performance. An investment in the Common Shares is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Company will not achieve its investment objective and that the value of any potential investment in the Common Shares could decline substantially as a consequence.

Non-Diversified Status and Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status and Concentration
The Company is a non-diversified company. As defined in the 1940 Act, a non-diversified company may have a significant part of its investments in a smaller number of issuers than can a diversified company. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified company, like the Company, more susceptible to the risk that one single event or occurrence or adverse developments affecting any single issuer can have a significant adverse impact upon the Company and the Company may be more susceptible to greater losses because of these developments.
In executing the Company’s investment strategy, the Manager may accumulate significant positions in particular investments and expects that the substantial majority of the Company’s capital will be invested in large minority stakes in 12 to 15 companies, although the Manager may, from time to time, increase the number of holdings in the Company’s investment portfolio as a result of market or economic conditions or due to other considerations. From time to time, the Company may invest a significant proportion of its capital in one or a limited set of investments. The Company’s investment technique of concentrating investment positions increases the volatility of investment results over time and may exacerbate the risk that a loss in any such position could have a material adverse impact on the Company’s NAV and, in turn, the value of any investment in the Company. Although it may at times choose to do so, the Manager is under no obligation to hedge the Company’s positions to mitigate such risks.

Market and Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Investment Risk
The Common Shares have no history of public trading and there currently is no public trading market for the Common Shares. Following the combined offering, the Common Shares will be listed on the NYSE. The Common Shares will trade separate from the PS Inc. Common Stock, which will also be listed on the NYSE following the PS Inc. IPO as described in the accompanying PS Inc. Prospectus. Please see the risk factor captioned “No public market for our common stock currently exists, and an active trading market for our common stock may never develop or be sustained after this offering. Following this offering, our stock price may fluctuate significantly” in the accompanying PS Inc. Prospectus for additional information. In addition, there can be no assurance that following the combined offering, the combined trading prices of a Common Share and a share of PS Inc. Common Stock will equal or exceed the public offering price of the Common Shares in this offering. In addition to allocations made to retail investors by the Underwriters, a portion of the Common Shares and the PSI Common Stock offered pursuant to the combined offering will, at request, be offered to retail investors through Charles Schwab and Robinhood, via their respective online brokerage platforms. Charles Schwab and Robinhood will act as selling group members for the combined offering. These platforms are not affiliated with the Company or PS Inc. There may be risks associated with the use of such platforms that we cannot foresee, including risks related to the technology and operation of such platforms, and the publicity and the use of social media by users of such platforms that we cannot control.
We cannot predict the extent to which investor interest in the Company will lead to the development of an active trading market on the NYSE or how liquid that market might become. An active public market for the Common Shares may not develop or be sustained after the combined offering. If an active public market does not develop or is not sustained, it may be difficult for you to sell your Common Shares at a price that is attractive to you, or at all. As with any stock, the price of the Common Shares will fluctuate with market conditions and other factors, many of which are beyond the Company’s control. The Common Shares are designed for long-term investors and the Company should not be treated as a trading vehicle. Shares of closed-end investment companies frequently trade at a discount from net asset value, which creates a risk of loss for investors purchasing shares in this offering. The risk of loss if a discount to NAV were to emerge may be greater for investors expecting to sell their shares in a relatively short period after the completion of the combined offering. In addition, an investor participating in the combined offering must acquire both the Common Shares and the PS Inc. Common Stock. An investor that desires to invest for a period of time in only the Common Shares or the PS Inc. Common Stock (and not both) may seek to sell the security that it does not intend to hold, which would put downward pricing pressure on the security that is sold. This may increase the likelihood of the Common Shares trading at a discount to NAV. These risks are separate and distinct from the risk that the Company’s NAV could decrease as a result of its investment activities. At any point in time, an investment in the Common Shares may be worth less than the original amount invested. In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from PS Inc., as the selling shareholder, in this offering. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. However, transactions in the Common Shares by the Underwriters may require corresponding purchases or sales by the underwriters of PS Inc. Common Stock, which may make it less likely that the Underwriters engage in any stabilizing transactions and may reduce the effectiveness of any such stabilizing transactions, relative to an initial public offering of a fund in which the Underwriters may engage in stabilization transactions without needing to take corresponding transactions in the stock of another entity. Generally, the Underwriters would not be expected to engage in stabilizing transactions or purchase Common Shares to cover syndicate short positions, unless the combined trading price of a Common Share and a share of PS Inc. Common Stock is in the aggregate less than the public offering price of $50.00. This may increase the volatility of the trading price of the Common Shares and the likelihood that the Common Shares trade at a discount to NAV.
In addition, an investment in the Common Shares represents an indirect investment in the securities owned by the Company. The value of, or income generated by, the investments held by the Company are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, economic, political, social and financial market conditions including the level of confidence in financial institutions and the financial system generally, natural/environmental disasters, cyberattacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, each of which may be temporary or last for extended periods.
Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Company’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Company to greater market risk than normal, possibly resulting in greatly reduced liquidity. The Manager potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, which could also result in impediments to the normal functioning of workforces, including personnel and systems of the Company’s service providers and market intermediaries. Furthermore, during periods in which the Company may use leverage, the Company’s investment, market discount and certain other risks will be magnified.
An investment in the Common Shares is subject to risk of the possible loss of the entire amount that you invest.

Closed-End Investment Company; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Investment Company; Liquidity Risks
The Company is a non-diversified, closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have generally experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks in which the Company may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Investments in ADRs and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADRs (and other similar global programs) are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored programs and the prices of unsponsored programs may be more volatile than if such instruments were sponsored by the issuer.

Decision-Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Company, except as set forth in the Company’s Governing Documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Company’s investment activities to the Manager, subject to oversight by the Board.

Market and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Company will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Company and its investments. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Company. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Company has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed-income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed-income securities with longer maturities. Market risk is often greater among certain types of fixed-income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Company to greater market risk than a company that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Company’s outstanding commitments for these securities, the greater the Company’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Manager selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies. No guarantee or representation is made that the Manager’s investment strategy will be successful.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Company is subject to valuation risk, which is the risk that one or more of the securities in which the Company invests are valued at prices that the Company is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. Securities for which market quotations are readily available will be valued at the market value thereof. The Manager, which is also the Company’s valuation designee designated by the Board pursuant to Rule 2a-5 under the 1940 Act, may use an independent pricing service to value securities at their market value. When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Manager values the Company’s investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. Prior to engaging in a fair value process, the Manager may seek to obtain quotations from independent brokers who may trade in such securities or other financial instruments as a basis to substantiate the perceived value of the subject holding. See “Net Asset Value.”
As a general principle, the “fair value” of a security or other investment is the amount that the Company might reasonably expect to realize upon its sale. There is no single standard for determining fair value. Rather, in determining the fair value of a security or other investment, the Manager will take into account the relevant factors and surrounding circumstance. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Company is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Company’s NAV could be adversely affected if the Company’s determinations regarding the fair value of the Company’s investments were materially higher than the values that the Company ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. The Company determines its NAV daily and therefore all assets, including assets valued at fair value, are valued daily. The Company will report its NAV on a weekly and monthly basis as described in more detail under “Net Asset Value.”
The Company’s NAV is a critical component in several operational matters including computation of the Management Fee and other fees. Consequently, variance in the valuation of the Company’s investments will impact, positively or negatively, the fees and expenses Common Shareholders will pay.

Reliance on the Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Manager Risk
The Company is dependent upon services and resources provided by the Manager. The Manager is not required to devote its full time to the business of the Company and there is no guarantee or requirement that any investment professional or other employee of the Manager will allocate a substantial portion of his or her time to the Company. The loss of one or more individuals involved with the Manager could have a material adverse effect on the performance or the continued operation of the Company. For additional information on the Manager, see “Portfolio Management - The Manager.” In addition, the Board has delegated broad authority to the Manager to manage the business and affairs of the Company. Certain (but not all) of the principal risks associated with the Company’s relationship with the Manager are set out below:
Key Personnel Risk. The Manager is dependent on the services of William A. Ackman and Ryan Israel, the Manager’s Chief Investment Officer. If the services of Mr. Ackman and Mr. Israel were to become unavailable for any reason, this occurrence could have a material adverse effect on the Company’s results, financial performance and the trading price of the Company’s Common Shares. All of the investment decisions of the Company are made by the investment team, with Mr. Ackman having ultimate decision-making authority for all portfolio positions. Mr. Ackman, Mr. Israel and the investment team also rely on the diligence, skill and network of business contacts of the other professionals employed by the Manager as well as external advisers and professionals. For a description of the investment team, see “Portfolio Management - Investment Team.” The investment team will, among other things, evaluate, negotiate, structure and monitor the Company’s investments. The Company’s future success will depend on the continued service of Mr. Ackman and Mr. Israel, along with the Manager’s ability to retain and motivate its other active key personnel and to strategically recruit, retain and motivate new talent. The departure of Mr. Ackman and Mr. Israel or of a significant number of members of the investment team could have a material adverse effect on the Company’s ability to achieve its investment objective. In addition, the Manager may not be successful in its efforts to recruit, retain and motivate the required personnel as the global market for qualified investment professionals is extremely competitive.
Failure to Identify Investment Opportunities Risk. The Company’s investment strategy depends on the ability of the Manager to successfully identify attractive investment opportunities. Any failure to identify appropriate investment opportunities would increase the amount of the Company’s assets invested in cash or cash equivalents and, as a result, may reduce its rates of return. The Company will face competition for investments from, for example, public and private investment funds, strategic buyers and/or investment banks. Many of these competitors may be substantially larger and have greater financial resources than are available to the Company. There can be no assurance that the Manager will be able to identify and make investments that are consistent with the Company’s investment objective or generate attractive returns for the Common Shareholders or that the Company will not be significantly affected by competitive pressures for investment opportunities.
Risks Related to Restrictions on Position Size. The Company’s portfolio positions may be limited by the concentration and diversification limitations and requirements applicable to registered investment companies under the 1940 Act and to RICs under the Code. These concentration and diversification limitations and requirements could limit the ability of the Manager to utilize the Company’s capital to accumulate positions of scale sufficient to successfully employ its investment techniques. In addition, if the concentration of the Company’s investments caused it to violate the asset diversification requirements applicable to RICs, the Company could lose its RIC status and thereby become subject to corporate-level taxes.
Manager Due Diligence Risk. When assessing an investment opportunity, the Manager has relied and will continue to rely on resources that may provide limited or incomplete information. In some cases, whether or not known to the Manager at the time, such resources may not be sufficient, accurate, complete or reliable. In particular, the Manager has relied and will continue to rely on publicly available information and data filed with various government regulators. Although the Manager has evaluated and will continue to evaluate information and data as it deemed or deems appropriate, and has sought and will continue to seek independent corroboration when reasonably available, the Manager has not and may choose not to evaluate all publicly available information and data with respect to any investment and has often not been and will often not be in a position to confirm the completeness, genuineness or accuracy of the information and data that it did or will evaluate.
In addition, when assessing an investment opportunity for the Company, investment analyses and decisions by the Manager may be undertaken on an expedited basis in order to take advantage of what it perceives to be short-lived investment opportunities. In such cases, the available information at the time of an investment decision may be limited, inaccurate and/or incomplete.
As a result, there can be no assurance that due diligence investigations carried out by the Manager will reveal or highlight all relevant facts (including fraud) or risks that may be necessary or helpful in evaluating investment opportunities or foresee future developments that could have a material adverse effect on an investment. Any failure to identify relevant facts may result in inappropriate investment decisions, which may have a material adverse effect on the value of any investment in the Company.
Misconduct Risk. There is a risk that the Manager’s employees could engage in misconduct or other behavior that harms the operations and financial condition of the Company. Employees of the Manager are often required to deal with confidential matters relating to portfolio companies. Additionally, the Manager is subject to a number of obligations and standards arising from its business and authority over the assets it manages, and it is not always possible to detect or deter employee misconduct. The violation of these obligations, or the accusation of any such violation, and standards by any of the Manager’s key personnel, employees, joint venture partners, consultants or anyone acting on the Manager’s behalf could materially adversely affect the Manager’s reputation which could consequently negatively impact the operating performance of the Company and the price of the Common Shares. While the Manager believes it has effective policies and procedures in place designed to deter and detect employee misconduct, the steps it has taken may not be effective in all cases. If any of the Manager’s employees were to engage in misconduct or were to be accused of such misconduct, whether or not substantiated, its business and reputation could be adversely affected and a loss of investor confidence could result, which would harm the Company.
Limited Liability. The Manager has not assumed any responsibility to the Company other than to render the services described in the Investment Management Agreement, and it will not be responsible for any action of the Board in declining to follow the Manager’s advice or recommendations. Pursuant to the Investment Management Agreement, the Manager and certain related persons will not be liable to the Company for their acts under the Investment Management Agreement, absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The Company has agreed to indemnify and hold harmless the Manager and certain related persons with respect to all costs, charges, expenses, losses, damages or liabilities arising from or in connection with, or concerning, the conduct of the Company’s business or affairs or the execution or discharge of the duties, powers, authorities or discretions of the Manager under the Investment Management Agreement, and not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties under the Investment Management Agreement. These protections may lead the Manager to act in a riskier manner when acting on the Company’s behalf than it would when acting for its own account.
No Prior Registered Investment Companies. The Manager has not previously served as investment adviser to an investment company registered under the 1940 Act. As a result, the Manager will be addressing certain operational and compliance requirements of the 1940 Act for the first time in connection with the commencement of investment operations of the Company. None of the Manager’s other funds or HHH are registered under the 1940 Act, unlike the Company, and, therefore, none of them are subject to the investment, leverage and derivative restrictions, diversification requirements and other regulatory requirements imposed on registered investment companies by the 1940 Act and on RICs by the Code. If any of the Manager’s other funds or HHH had been registered under the 1940 Act and/or operated as RICs under the Code, their respective returns might have been lower and their ability to undertake certain transactions or investments may have been restricted. As a result, the Manager’s future performance will depend on its ability to implement the operational and compliance-related requirements of the 1940 Act, while also successfully implementing its investment strategy within the investment and regulatory parameters applicable to registered investment companies under the 1940 Act. Any failure to do so may have a material adverse effect on the performance of the Company.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Manager engages in competing activities and acts in multiple capacities, advising the Company, its other funds and HHH, which creates potential conflicts of interest. When allocating investment opportunities conflicts of interest could arise from the fact that incentive allocations or performance fees might be earned by the Manager by allocating such opportunities to its other funds that charge an incentive allocation or performance fee, and not to the Company, which is not subject to an incentive allocation or any other form of performance fee. Conflicts may also arise in connection with pursuing active corporate engagement, where the Manager may acquire fiduciary duties to its various portfolio companies which could potentially conflict with duties owed to the Company. See “Conflicts of Interest.”
In addition, although the Manager does not anticipate that the Howard Hughes Transaction will disrupt the operation of its other funds, including the Company, the Howard Hughes Transaction involves a number of special risks, including the potential diversion of the Manager’s attention from its core funds, including the Company, and its core investment strategy, along with increasing demands on the Manager’s investment processes and infrastructure. Such risks could adversely affect the business and operations of the Company.

Corporate Engagement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Engagement Risk
The Manager may pursue active corporate engagement and seek to effectuate corporate, managerial or similar changes with respect to an investment. The costs in time, resources and capital involved in such an investment strategy depend on the circumstances, which are only in part within the Manager’s control, and may be significant. Such a strategy requires the accumulation of large positions, which are less liquid than smaller positions and therefore the price at which such positions may be sold when seeking to exit an investment could be adversely affected. In addition, the expenses associated with such an investment strategy, including potential litigation, expenses related to the recruitment and retention of board members, executives and other individuals providing business assistance to the Manager in connection with such an investment strategy (including, for example, consultants and corporate whistleblowers) or other transactional costs, will be borne by the Company. Such expenses may reduce returns or result in losses.
The success of the Manager’s active corporate engagement may require, among other things: (i) that the Manager properly identify portfolio companies whose equity prices can be improved through active corporate engagement and/or strategic action; (ii) that the Company, together with the other core funds, acquire sufficiently large positions of such portfolio companies at a sufficiently attractive price; (iii) a positive response by the management of portfolio companies to shareholder engagement; (iv) a positive response by other shareholders to the Manager’s proposals; and (v) a positive response by the markets to any actions taken by portfolio companies in response to the Manager’s proposals. None of the foregoing can be assured.
The Manager may secure the appointment of persons to a portfolio company’s board of directors. In doing so, individual(s) (including members, partners, officers, managers, employees or affiliates of the Manager and their respective affiliates or designees) serving on the board of directors of the portfolio company will acquire fiduciary duties to the company and to the company’s shareholders, members, unitholders, partners or other owners of the company in addition to the duties such persons owe the Company. Such fiduciary duties may require such individuals to take actions that are in the best interests of the company or its shareholders, members, unitholders, partners or other owners. Accordingly, situations may arise where persons appointed to portfolio company boards may have a conflict of interest between any duties that they owe to the company and its shareholders, members, unitholders, partners or other owners, on the one hand, and any duties that they owe to the Company on the other hand. Pursuing active corporate engagement in respect of the Company’s investments may prove ineffective for a variety of reasons, including: (i) opposition of the management, board of directors and/or shareholders of the subject company, which may result in litigation and may erode, rather than increase, shareholder value; (ii) intervention of one or more governmental agencies; (iii) efforts by the subject company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the Company or its affiliates; (iv) market conditions resulting in material changes in securities prices; (v) the presence of corporate governance mechanisms, such as staggered boards, poison pills and classes of shares with increased voting rights; and (vi) the necessity for compliance with applicable securities laws. In addition, opponents of proposed corporate governance changes may seek to involve regulatory agencies in investigating the transaction or the Company and such regulatory agencies may independently investigate the participants in a transaction, including the Company, as to compliance with securities or other laws. This risk may be exacerbated to the extent the Manager develops and utilizes novel strategies or techniques with respect to its active corporate engagement. Furthermore, successful execution of active corporate engagement may depend on the active cooperation of shareholders and others with an interest in the subject company. Some shareholders may have interests which diverge significantly from those of the Company and some of those parties may be indifferent to the Manager’s proposed changes. Moreover, securities that the Manager believes are fundamentally underpriced or incorrectly priced may not ultimately be valued in the capital markets at prices and/or within the timeframe the Manager anticipates, even if the Manager’s proposals are successfully implemented by the portfolio company.
The 1940 Act limits the Company’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Company may be prohibited from buying or selling any security directly from or to any pooled investment vehicle managed by the Manager or any of its affiliated persons. The 1940 Act also prohibits certain “joint” transactions with certain of the Company’s affiliates, which could include investments in the same portfolio company (whether at the same or different times),including controlling interests. The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Company.
Material Non-Public Information Risk. The Company may substantially participate in or influence the conduct of affairs or management of issuers of securities acquired by it. Members, partners, officers, managers, employees or affiliates of the Manager and its affiliates or designees may serve as directors of, or in a similar capacity with, companies in which the Company invests. In the event that material non-public information is obtained with respect to such companies or the Company becomes subject to trading restrictions pursuant to the internal trading policies of such companies or as a result of applicable law or regulations, the Company may be prohibited for a period of time from purchasing or selling the securities of such companies, and as a result be prevented from increasing its exposure (or maintaining its relative ownership stake, in the case that additional securities are issued by such company) to an investment position which appreciates or divesting from or exiting an investment position which decreases in value. Any such restrictions may have a material adverse effect on the Company and the value of any investment in the Company.

Control Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Control Investments Risk
The Company may take a controlling stake in certain investments. These investments may involve a number of risks, such as the risk of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability. In addition, in connection with the disposition of these investments, the Company may make representations and warranties about such investments’ business and financial affairs typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Company may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. All of these risks or arrangements may create contingent or actual liabilities, and materially affect the Company and any investment in the Company.

Non-Control Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Control Investments Risk
The Company will generally make investments in companies that it does not control. As a result, these investments are subject to the risk that the company in which the investment is made may make business, financial and management decisions contrary to the Manager’s expectations or with which the Manager does not agree or that the majority stakeholders or the management of the company may take risks or otherwise act in a manner that does not serve the interests of the Company. If any of the foregoing were to occur with respect to one or more significant investments, the values of such investments by the Company could decrease.

Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Risk
Dividends the Company receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Company invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, or fall, the prices of such securities may fall. A sharp rise in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend.

Restricted and Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments Risk
The Company may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities (as described under “Investment Objective, Strategy and Policies – Investment Strategy and Policies”). The Company may not be able to readily dispose of such investments at prices that approximate those at which the Company could sell such investments if they were more widely traded and, as a result of such illiquidity, the Company may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Company’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Company. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Company holds could affect adversely the marketability of certain Rule 144A securities, and the Company might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Company may be obligated to pay all or part of the registration expenses and considerable time may pass before the Company is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Company might obtain a less favorable price than the price that prevailed when the Company decided to sell. The Company may be unable to sell restricted and other illiquid investments at opportune times or prices.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Company may engage in transactions involving derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The Company’s investments in derivatives may be for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Company’s portfolio. A derivative contract will obligate or entitle the Company to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Company may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions such as Rule 18f-4 under the 1940 Act, described below. Although the Company has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. Derivative transactions may subject the Company to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the underlying securities or unexpected price or interest rate movements. The use of derivatives may subject the Company to risks, including, but not limited to:
Counterparty Risk. The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Company, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. If the Company’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its financial obligations may be substantially increased. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Company.
Swaps Risk. A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Company to liquidate a swap position at an advantageous time or price, which may result in significant losses. In a credit default swap, the “buyer” is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. Credit default swap transactions involve greater risks than if the Company had invested in the reference obligation directly.
Futures Risk. Futures markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a trader. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Company could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses.
Options Risk. Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Company might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the instrument underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy their delivery obligations. This could result in a large net loss.
Currency Risk. The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk. The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk. The risk that certain derivative positions may be difficult or impossible to close out at the time that the Company would like or at the price that the Company believes the position is currently worth. This risk is heightened to the extent the Company engages in over-the-counter derivative transactions, which are generally less liquid than exchange-traded instruments.
Correlation Risk. The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Company seeks exposure. Furthermore, the ability to successfully use derivative instruments depends in part on the ability of the Manager to predict pertinent market movements, which cannot be assured.
Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Company could receive lower interest payments or experience a reduction in the value of the derivative to below what the Company paid. Certain indexed derivatives may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Hedging Risk. When managing exposure to market risks, the Company may from time to time use futures and forward contracts, options, interest rate swaps, caps, collars and floors or pursue other strategies or use other forms of derivative instruments (over the counter (“OTC”) and otherwise) to limit the Company’s exposure to changes in the relative values of investments that may result from market developments, including changes in prevailing interest rates, currency exchange rates and commodity prices and to pursue an asymmetric hedging strategy. The use of derivative financial instruments and other risk management strategies may not be properly designed to hedge, manage or otherwise reduce the risks the Manager has identified. In addition, the Manager may not be able to identify, or may not have fully identified, all applicable material market risks to which the Company is exposed. The Manager may also choose not to hedge, in whole or in part, any of the risks that have been identified. The scope of risk management activities undertaken by the Manager varies based on the level and volatility of interest rates, the prevailing foreign currency exchange rates, the types of investments that are made and other changing market conditions. The Manager does not seek to hedge exposure in all currencies or all investments, which means that exposure to certain market risks are not limited. The use of hedging transactions and other derivative instruments to reduce the effects of a decline in the value of a position does not eliminate the possibility of fluctuations in the value of the position or prevent losses if the value of the position declines. Moreover, it may not be possible to limit the exposure to a market development that is so generally anticipated that a hedging or other derivative transaction cannot be entered into at an acceptable price. Further, it may not be possible to fully or perfectly limit exposure against all changes in the value of the Company’s investments because the value of investments is likely to fluctuate as a result of a number of factors, some of which will be beyond the Manager’s control or ability to hedge. As such, the Company’s investment portfolio will always be exposed to certain risks that cannot be hedged.
In addition, the success of any hedging or other derivative transaction generally will depend on the Manager’s ability to correctly predict market changes, the degree of correlation between price movements of a derivative instrument and the position being hedged, the creditworthiness of the counterparty and other factors, some of which may be beyond the ability to hedge. The degree of correlation between price movements of the instruments used in connection with hedging activities and price movements in a position being hedged may vary. For various reasons, the Manager may not seek to establish, or be successful in establishing, a perfect correlation between the instruments used in hedging or other derivative transactions and the positions being hedged. An imperfect correlation could prevent the Company from achieving the intended result and give rise to a loss. As a result, while the Company may enter into such a transaction in order to reduce exposure to market risks, unintended market changes may result in poorer overall investment performance than if it had not been executed. Such transactions may also limit the opportunity for gain if the value of a hedged position increases.
Hedging arrangements themselves also may entail certain other risks. These arrangements may require the posting of cash collateral at a time when the Company has insufficient cash such that the posting of the cash is either impossible or requires the sale of assets at prices that do not reflect their underlying value. In addition, if the Company’s derivative counterparties or clearinghouses fail to meet their obligations with respect to the posting of cash collateral, efforts to mitigate certain risks may be ineffective. Moreover, these hedging arrangements may generate significant transaction costs, including potential tax costs, that reduce returns.
Regulatory Risk. Certain categories of derivative contracts, including, without limitation, swaps, futures, certain types of options and non-deliverable currency forwards (collectively referred to as “commodity interests” under CFTC rules), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Commodity interests traded in the OTC market are subject to variation and initial margin requirements. The Dodd-Frank Act provisions regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Company of trading these instruments and, as a result, may affect returns to investors in the Company. In addition, the CEA and CFTC rules require advisers to registered investment companies to register with and comply with applicable regulations of the CFTC if a fund that is advised by the investment adviser either (i) enters into derivatives subject to CFTC regulation with a value above a specified threshold based on the fund’s liquidation value or (ii) markets itself as providing investment exposure to such instruments. The Manager has registered as a CPO under the CEA. However, the Manager expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Company. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Company’s compliance with SEC rules and regulations applicable to the Company and the Manager. As a result, the Manager will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to CPOs, including the specific disclosure requirements under CFTC rules, in connection with its management of the Company. The CPO of a registered investment company with less than three years of operating history is required under Rule 4.12(c)(3) to disclose the performance of all accounts and pools that are managed by the CPO and that have investment objectives, policies and strategies substantially similar to those of the newly-formed registered investment company. See “Appendix A - Supplemental Performance Information of the Affiliated Funds.” Certain of the Manager’s funds are operated by the Manager pursuant to an exclusion from registration as a CPO with respect to such portfolios under the CEA, and therefore, are not subject to registration or regulation with respect to such portfolios under the CEA.
Rule 18f-4 under the 1940 Act permits the Company to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end investment companies, including the Company, from issuing or selling any “senior security” representing indebtedness (unless the company maintains 300% “asset coverage”) or any senior security representing stock (unless the company maintains 200% “asset coverage”). Under Rule 18f-4, “Derivatives Transaction” includes (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a company is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; and (iii) reverse repurchase agreements and similar financing transactions (the Company has elected to initially treat all such transactions as derivatives transactions under the rule).
Under Rule 18f-4, the Company will execute derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a VaR limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. Reverse repurchase agreements will be included in the calculation of whether the Company is a limited derivatives user and reverse repurchase agreements and similar financing transactions will be included for purposes of VaR testing. Under Rule 18f-4, the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end investment company that has preferred shares outstanding than for a closed-end investment company that does not have preferred shares outstanding.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Company may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Company loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Company’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Company may not always realize full value on the sale of rights.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Company’s fixed income securities to decrease, an adverse impact on the liquidity of the Company’s fixed income securities, and increased volatility of the fixed income markets. During periods of falling interest rates, the income received by the Company may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.

Corporate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Debt Risk
Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Company may invest will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities Risk
An investment in the securities of financially distressed issuers can involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Company may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Company may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Manager’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Issues Risk
The Company may invest in IPOs of U.S. equity securities and there is no assurance that the Company will have access to profitable IPOs. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Company may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Company to buy or sell significant amounts of shares.

Small-Cap and Mid-Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small-Cap and Mid-Cap Company Risk
Investing in the securities of companies with small or medium-sized market capitalizations (“small-cap” and “mid-cap” companies, respectively) presents some particular investment risks. Small-cap and mid-cap companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these companies may be less liquid than those of larger companies, and may experience greater price fluctuations than larger companies. In addition, small-cap or mid-cap company securities may not be widely followed by investors, which may result in reduced demand.

Issuer-Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer-Specific Risk
An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which may affect a security’s credit quality or value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. In addition, lower credit quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline in the value of a security. A downgrade or default affecting any of the Company’s securities, or the issuers of the securities, in which the Company invests could affect the Company’s performance. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. The securities in which the Company invests may be subject to credit enhancement (for example, guarantees, letters of credit, or bond insurance). Entities providing credit or liquidity support also may be affected by credit risk. Credit enhancement is designed to help assure timely payment of the security; it does not protect the Company against losses caused by declines in a security’s value due to changes in market conditions.

Non-U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk
The Company may invest in non-U.S. securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of non-U.S. securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest or dividends to investors located outside the country. In addition, the Company will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Company to lose money on its investments in non-U.S. securities. The Company will be subject to additional risks if it invests in non-U.S. securities, which include seizure or nationalization of foreign deposits. Non-U.S. securities may trade on days when the Common Shares are not priced or traded.
Rules adopted under the 1940 Act permit the Company to maintain its non-U.S. securities and foreign currency in the custody of certain eligible non-U.S. banks and securities depositories, and the Company expects that it will generally hold its non-U.S. securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Company’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Company to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Company can earn on its investments and typically results in a higher operating expense ratio for the Company than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub-custodians for the Company, in which event the Company may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Company may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Company may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Company’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Company’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Company’s operations, causing the Company’s assets and the Common Shares to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Company’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Company’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Manager to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Company to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its non-U.S. securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Company to carry out transactions. If the Company cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Company cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Company could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, the Company’s non-U.S. securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
Concurrently with the closing of the combined transaction, the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares as described in this prospectus. Following the completion of the combined transaction and the investment of the net proceeds from the combined transaction , subject to market conditions, the Company intends, as part of its leveraging strategy, to issue unsecured, fixed-rate investment grade bonds and anticipates that over time it will maintain a ratio of approximately 15% to low 20s% debt to total assets in order to enhance its long-term returns. The Company intends to operate with a capital structure that it expects will allow it to be an investment grade bond issuer. The Manager’s use of leverage has historically involved accessing a modest amount of low-cost, long-term, covenant-light, investment grade bonds. Historically, the Manager has only agreed to debt incurrence covenants for the core funds at thresholds well above the amount of leverage it intends to use in its strategy and has generally not used any margin borrowings for the core funds. There can be no assurance that the Company will be able to utilize leverage on terms that the Manager deems favorable at any given time. The use of leverage creates an opportunity for increased returns on the Company’s investment portfolio, but also creates risks for the Common
Shareholders, including the likelihood of greater volatility of NAV and the market price of the Common Shares than a comparable portfolio without leverage. The use of leverage is also accompanied by interest expense and other costs of borrowing. If the benefits to NAV of the use of leverage do not exceed such expenses or costs, it will have a negative effect on total return.
The Company may also be subject to certain restrictions on investments imposed by the guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Company. The terms of any borrowings or these rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Manager does not believe that these covenants or guidelines will impede it from managing the Company’s portfolio in accordance with the Company’s investment objective and policies.
The Company cannot assure you that the use of leverage, if employed, will result in a higher return on the Common Shares. Any leveraging strategy the Company employs may not be successful.
In addition to the foregoing, the use of leverage treated as indebtedness of the Company for U.S. federal income tax purposes may reduce the amount of Company dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.
The Company may invest in the securities of other investment companies. Such investment companies may also be leveraged, and will therefore be subject to the leverage risks described above and potentially other risks depending on the types of leverage employed by such investment companies. This additional leverage may in certain market conditions reduce the Company’s NAV and the returns to Common Shareholders.

Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s securities may decline significantly.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Investing Risk
For defensive purposes, including in response to adverse market, economic, political or other conditions, the Company may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Company may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Company holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

When-Issued, Forward Commitment and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Company may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Company with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Company to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Company will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
The Company may lend its portfolio securities (in which case the Company will receive all revenues from such securities lending). By doing so, the Company attempts to increase its income through the receipt of interest on the loan, in addition to the underlying dividends and other income from the securities. In the event of the bankruptcy of the borrower of the securities, the Company could experience delays in recovering the loaned securities or the revenues from securities lending. To the extent that the value of the securities the Company lent has increased, the Company could experience a loss if such securities are not recovered.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution Risk
The voting power of current Common Shareholders will be diluted to the extent that current Common Shareholders do not purchase Common Shares in any future offerings of Common Shares or do not purchase sufficient Common Shares to maintain their percentage interest. If the Company is unable to invest the proceeds of such offering as intended, the Company’s NAV may decrease, and the Company may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Company sells Common Shares at a price below NAV pursuant to the consent of Common Shareholders, shareholders will experience a dilution of the aggregate NAV because the sale price will be less than the Company’s then-current NAV.

Market Disruption and Geopolitical Risk and Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk and Recent Market Conditions
Factors such as economic slowdowns, equity prices, equity market volatility, asset or market correlations, interest rates, inflation, counterparty risks, availability of credit, economic uncertainty, changes in laws or regulations (including laws relating to the financial markets generally or the taxation or regulation of asset managers), trade barriers and tariffs, disease, supply chain pressures, commodity prices, currency exchange rates and controls, heightened geopolitical tensions, governmental instability or dysfunction, wars or other armed conflicts, U.S. federal government shutdowns, terrorist acts (including cyberterrorism), major or prolonged power outages or network interruptions, pandemics or severe public health events, the effects of climate change and changes in law and/or regulation, and uncertainty regarding government and regulatory policy can have a material impact on the Company’s operating results, financial condition, the value of the Company’s investments and return on the Common Shares. For example, geopolitical instability has in recent years become more prevalent. The ongoing conflicts in the Middle East, Eastern Europe and Iran, and the global responses thereto, have contributed, and may continue to contribute, to volatility in the global financial markets, which may adversely impact the value of the Company’s investments and return on the Common Shares.
Other market, economic and geopolitical factors that may adversely affect the performance of the Company’s investments include, without limitation:
•	economic slowdown or recession in the United States and internationally;
•	U.S. federal government shutdowns;
•	changes in interest rates and/or a lack of availability of credit in the United States and internationally;
•	higher prices for commodities and other goods; and
•	changes in law and/or regulation, and uncertainty regarding government and regulatory policy.
Despite overall resilience in some geographies, many economies have in recent years experienced periods of deceleration. Further economic deceleration or contraction in the rate of global growth in certain industries, sectors or geographies, including as a result of the ongoing conflicts in the Middle East and Eastern Europe, and any global responses thereto, as discussed above may contribute to poor financial results at the issuers in which the Company invests, which may result in lower returns on the Common Shares. For example, periods of economic weakness have contributed and may in the future contribute to decreased consumer demand for certain goods and services, which could have an adverse effect on certain of the Company’s investments. The performance of the issuers in which the Company invests would also likely be negatively impacted if pressure on wages and other inputs increasingly pressures profit margins. To the extent the performance of those companies (as well as valuation multiples) does not improve, the Company may exit positions at values that are less than projected or even at a loss, thereby significantly affecting investment performance.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Company. The financial services industry generally, and the activities of investment companies and their managers, in particular, have been subject to intense and increasing regulatory oversight. Such scrutiny may increase the Company’s exposure to potential liabilities and to legal, compliance and other related costs. Increased regulatory oversight may impose administrative burdens on us, including, without limitation, responding to investigations and implementing new policies and procedures. Such burdens may divert time, attention and resources from portfolio management activities.
Changes enacted by the current or a subsequent presidential administration could significantly impact the regulation of financial markets in the U.S. Areas subject to potential change, amendment or repeal include trade barriers, tariffs and trade policy, foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. Other potential changes that could be pursued a presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the U.S. The Company may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Company and its ability to achieve its investment objective.
In addition, the SEC and its staff are engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Company’s expenses and impact its returns to Common Shareholders or, in the extreme case, impact or limit the Company’s use of various portfolio management strategies or techniques and adversely impact the Company.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Company must, among other things, satisfy certain quarterly asset diversification tests and derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). The Company intends to distribute at least the minimum amount necessary to qualify for such favorable U.S. federal income tax treatment and will be subject to tax on any undistributed taxable income or gains, including net capital gain.
If for any taxable year the Company does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Company’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes).
Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or a presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Company cannot predict the impact, if any, of these changes to the Company’s business, they could adversely affect the Company’s business, financial condition, operating results and cash flows. Until the Company knows what policy changes are made and how those changes impact the Company’s business and the business of the Company’s competitors over the long term, the Company will not know if, overall, the Company will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
The Company may seek to gain exposure to futures and swaps primarily through investments in the Cayman Subsidiary. By investing in the Cayman Subsidiary, the Company is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The investments held by the Cayman Subsidiary are subject to the same risks that apply to similar investments if held directly by the Company. The Cayman Subsidiary is not a registered investment company under the 1940 Act. However, the Company wholly owns and controls the Cayman Subsidiary, making it unlikely that it will take action contrary to the interests of the Company and the Common Shareholders. The Board has oversight responsibility for the investment activities of the Company, including its investment in the Cayman Subsidiary, and its role as sole shareholder of the Cayman Subsidiary. The Company and the Cayman Subsidiary will be subject to the same investment restrictions and limitations on a consolidated basis and will follow the same compliance policies and procedures as the Company. Changes in the laws of the United States and/or the
Cayman Islands could result in the inability of the Cayman Subsidiary to operate as described herein and could adversely affect the Company. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, the Common Shareholders could suffer decreased investment returns.

Execution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Execution Risk
The Company’s investment and trading strategies depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the Manager. The Company’s trading orders may not be executed in a timely and efficient manner due to various circumstances, including, for example, trading volume surges or systems failures attributable to the Company, the Manager, the Company’s counterparties, brokers, dealers, agents or other service providers. In such event, the Company might only be able to acquire or dispose of some, but not all, of the components of such position, or if the overall position were to need adjustment, the Company might not be able to make such adjustment. As a result, the Company would not be able to achieve the market position selected by the Manager, which may result in a loss. In addition, the Company will rely heavily on electronic execution systems (and may rely on new systems and technology in the future), and such systems may be subject to certain systemic limitations or mistakes, causing the interruption of trading orders made by the Company. Losses resulting from delays in trade execution and settlement could have a material adverse effect on the performance of the Company.

Reliance on Third-Party Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Third-Party Service Providers Risk
The Company and the Manager are reliant on third-party service providers for certain investment services and technology platforms that facilitate the Company’s and the Manager’s operations, including, but not limited to, prime brokerage and cloud-based services. The Company and the Manager generally have less control over the delivery of such third-party services, and as a result, may face disruptions to their ability to operate as a result of interruptions of such services. For example, a prolonged global failure of cloud services could result in cascading systems failures.
The Company and the Manager depend on the services of custodians, counterparties, administrators and other agents, including to carry out certain securities and derivatives transactions and other administrative services. The Company is subject to risks of errors and mistakes made by these third parties, which may be attributed to the Company and subject the Company to reputational damage, penalties or losses. The terms of the contracts with these third-party service providers are often customized and complex, and many of these arrangements occur in markets or relate to products that are subject to limited or no regulatory oversight. The Company may be unsuccessful in seeking reimbursement or indemnification from these third-party service providers.
The Company is subject to the risk that the counterparty to one or more of these contracts defaults, either voluntarily or involuntarily, on its performance under the contract. Any such default may occur suddenly and without notice to the Company. Moreover, if a counterparty defaults, the Company and the Manager may be unable to take action to cover the Company’s exposure, either because the Company lacks contractual recourse or because market conditions make it difficult to take effective action. This inability could occur in times of market stress, when defaults are most likely to occur. In addition, the Company and the Manager may not accurately anticipate the effects of market stress or counterparty financial condition, and as a result, the Company and the Manager may not have taken sufficient action to reduce the Company’s risks effectively. Default risk may arise from events or circumstances that are difficult to detect, foresee or evaluate. In addition, concerns about, or a default by, one large participant could lead to significant liquidity problems for other participants, which may in turn expose the Company and the Common Shareholders to significant losses.
In the event of the insolvency of a counterparty or any other party that is holding assets of the Company as collateral, the Company might not be able to recover equivalent assets in full as they will rank among the counterparty’s unsecured creditors in relation to the assets held as collateral. In addition, the Company’s cash held with a counterparty generally will not be segregated from the counterparty’s own cash, and the Company may therefore rank as an unsecured creditor in relation thereto.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
The Company’s operations are highly dependent on technology platforms and other information technology systems (in particular third-party information technology systems). Such systems face ongoing cybersecurity threats and attacks, which, if successful, could result in the loss of the confidentiality, integrity or availability of such systems and the data held by such systems. Attacks on such systems could involve attempts intended to obtain unauthorized access to the Company’s proprietary information, destroy data, disable, degrade or sabotage such systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Attacks on such systems could also involve ransomware or other forms of cyber extortion. Cyberattacks and other data security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees of the Manager, consultants, independent contractors or other service providers.
There has been an increase in the frequency and sophistication of cyber and data security threats, with attacks ranging from those that are common to many businesses to those that are more advanced and persistent, which may target the Company or the Manager because it holds a significant amount of confidential and sensitive information about investors and investments. As a result, the Company may face a heightened risk of a security breach, ransomware attack or other disruption with respect to this information. Measures taken to ensure the integrity of systems may not provide adequate protection, especially because cyberattack techniques are continually evolving, may persist undetected over extended periods of time, and may not be mitigated in a timely manner to prevent or minimize the impact on the Company, the Manager and investors. Such attacks also may be enhanced through malicious actors’ use of artificial intelligence. Further, the use of remote work environments, mobile technology and virtual platforms, as well as geopolitical tensions or conflicts, such as the ongoing conflicts in the Middle East and Eastern Europe, may create a heightened risk of cyberattacks or other data security breaches.
In addition, the Company could also suffer losses in connection with updates to, or the failure of its service providers to timely update, technology platforms. The Company and the Manager rely on third-party service providers for certain aspects of their operations, as well as for certain technology platforms, including cloud-based services. See “—Reliance on Service Providers Risk.” These third-party service providers also face ongoing cybersecurity threats and the risk of compromises to their systems, and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data of their clients.
Breaches in the Company’s security or in the security of its third-party service providers, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the information that is processed and stored in, and transmitted through, such computer systems, or otherwise cause interruptions or malfunctions in businesses and operations. If the Manager’s systems or those of third-party service providers (or its data stored within) are compromised, either as a result of malicious activity or through inadvertent transmittal or other loss of data, or do not operate properly or are disabled, and if this occurs and the Company or the Manager fails to provide the appropriate regulatory or other notifications in a timely manner, the Company could suffer financial loss, increased costs, a disruption of its operations, liability to its counterparties or investors, regulatory actions (and resulting fines or other penalties), negative publicity or reputational damage. The costs related to cybersecurity or other data security threats or disruptions may not be fully insured or indemnified by other means. Furthermore, any such breach may cause investors to lose confidence in the effectiveness of the Company’s and the Manager’s security measures and in the Company more generally.

Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Climate Change Risk
The Company faces risks associated with climate change, including risks related to the impact of climate and sustainability-related legislation and regulation, risks related to business trends on climate change and sustainability, and risks stemming from the physical impacts of climate change. Climate and sustainability-related regulations or interpretations of existing laws may result in enhanced disclosure obligations, which could negatively affect the Company and materially increase compliance costs and regulatory scrutiny.
In addition to increasing climate and sustainability-related disclosure obligations, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international and regional regulatory authorities around the world, which could result in, among other risks, changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, or the discontinuance of certain operations, litigation seeking monetary or injunctive relief related to climate impacts, a declining market for products and services seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions and risks tied to changing customer or community perceptions of an asset’s relative contribution to greenhouse gas emissions. These risks could result in a material adverse effect on the value of issuers in which the Company invests and, therefore, the return on the Common
Shares. Further, significant chronic or acute physical effects of climate change, including extreme weather events such as hurricanes or floods, can also have an adverse impact on certain of the Company’s investments, especially those investments that rely on physical factories, stores, plants or other assets located in the affected areas or that focus on tourism or recreational travel.

Risks Related to Environmental, Social and Governance Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Environmental, Social and Governance Matters
The Company and the Manager may be subject to competing demands from different investors and other stakeholder groups with divergent views on environmental, social and governance (“ESG”) matters, including the role of ESG in the investment process. For example in recent years, certain investors have placed increasing importance on the impacts of investments made by private funds, while certain other investors have raised concerns as to whether the incorporation of ESG factors in the investment process may be inconsistent maximizing returns for investors. This divergence in views increases the risk that any action by the Company or the Manager, or lack thereof, with respect to ESG matters will be perceived negatively by at least some stakeholders.

Securities Act Liability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Act Liability
The Securities Act contains several provisions providing for private rights of action for investors who suffer losses due to material misstatements or omissions in connection with the offer and sale of securities. You may have additional difficulty determining liability and damages for claims brought under these provisions in connection with the combined offering. Even though this offering and the PS Inc. IPO are component parts of a single offering, it is uncertain how a court would assess liability and calculate any damages to which you may be entitled from PS Inc. in a successful claim, given that investors in the combined offering will pay no additional or separate consideration for shares of PS Inc. Common Stock.

Large Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Investor Risk
Ownership of Common Shares may be concentrated among certain institutional investors who purchase Common Shares in this offering. The purchase of Common Shares by one or more institutional investors or by the management investors could, depending on the size of such ownership, result in such investors being a position to exercise significant influence on matters put to a vote of shareholders. Dispositions of shares by large investors could adversely impact the market price and premium or discount to NAV at which the Common Shares trade. In certain circumstances, dispositions of Common Shares by large investors could potentially limit the Company’s use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).
The Manager will have an aggregate investment in the Company of $150 million upon the completion of the Pershing Square Investment. The Manager has also agreed with the Company that it will not sell, transfer or otherwise dispose of the Common Shares or the Series A Preferred Shares acquired as part of the Pershing Square Investment prior to the date that is the twenty-five (25) year anniversary of the closing date of the combined offering, subject to certain exceptions. In connection with the completion of the combined offering and the Pershing Square Investment, the Company will enter into the Registration Rights Agreement, pursuant to which the Manager (or its permitted transferees, as applicable) will, following the expiration of the lock-up period of the Common Shares acquired in the Pershing Square Investment (i.e., the date that is the twenty-five (25) year anniversary of the closing date of the combined offering), have the right to cause the Company to use commercially reasonable efforts to file a registration statement and to use best efforts to cause such registration statement to be declared effective as soon as practicable (but in no event later than 60 days) thereafter, providing for the resale, under Rule 415 of the Securities Act, of the Common Shares acquired by the Manager in the Pershing Square Investment and any other equity securities of the Company purchased on the open market, subject to certain conditions as provided in the Registration Rights Agreement. The Company will bear the cost of registering these securities. The registration and availability of such a significant number of Common Shares for trading in the public market may have an adverse effect on the market price of the Common Shares.

Forum Selection Clause Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forum Selection Clause Risk
The Declaration of Trust includes an exclusive forum provision which states that, unless the Company consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware shall be the sole and exclusive forum for (i) any derivative suit, action or proceeding brought on behalf of the Company, (ii) any suit, action or proceeding asserting a claim of breach of a fiduciary duty owed by any trustee, officer, or employee of the
Company to the Company or the shareholders, (iii) any suit, action or proceeding asserting a claim against the Company or any trustee, officer, or employee of the Company arising pursuant to any provision of the DSTA, the Declaration of Trust or the Bylaws, or federal law, or (iv) any suit, action or proceeding asserting a claim against the Company or any trustee, officer, or employee of the Company governed by the internal affairs doctrine of the State of Delaware; provided, however, that, in the event that the Court of Chancery of the State of Delaware lacks jurisdiction over any such suit, action or proceeding, the sole and exclusive forum for such action or proceeding shall be another state or federal court located within the State of Delaware. These exclusive forum provisions may increase costs for a shareholder to bring a claim or may limit a shareholder’s ability to bring a claim in a judicial forum that they find convenient or favorable. Further, the enforceability of an exclusive forum provision is questionable. These exclusive forum provisions do not apply to any claims, suits, actions or proceedings asserted under the U.S. federal securities laws.
Any person or entity purchasing or otherwise acquiring any interest in any shares of the Company’s capital stock shall be deemed to have notice of and to have consented to the exclusive forum provision in the Declaration of Trust. This exclusive forum provision may limit a shareholder’s ability to bring a claim in a different judicial forum, including one that it may find favorable or convenient for a specified class of disputes with the Company or the Company’s trustees, officers or other shareholders, which may discourage such lawsuits. Alternatively, if a court were to find this provision in the Declaration of Trust inapplicable or unenforceable with respect to one or more of the specified types of actions or proceedings, we may incur additional costs associated with resolving such matters in other jurisdictions.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Company’s Governing Documents include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company or to change the composition of the Board and could have the effect of depriving Common Shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Company. See “Anti-Takeover and Other Provisions in the Company’s Governing Documents.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		787 Eleventh Avenue, 9th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Halit Coussin
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Common Shares
The Company is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated November 28, 2023 (as amended by the Certificate of Amendment, dated February 6, 2024). Pursuant to the Declaration of Trust, the Company is authorized to issue an unlimited number of Common Shares. Each Common Share, when issued and paid for in accordance with the terms of this offering, will be validly issued, fully paid and non-assessable. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Listing. The Company intends to list the Common Shares on the NYSE under the symbol “PSUS.”
Voting Rights. Together with the holders of any outstanding preferred shares, holders of the Common Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Company’s outstanding voting securities. Holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights. See “Anti-Takeover and Other Provisions in the Company’s Governing Documents.”
The presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at a meeting of the Company’s shareholders constitutes a quorum at the meeting, unless applicable law or the Governing Documents requires a separate vote of one or more classes of the Company’s shares, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter will constitute a quorum.
The Declaration of Trust provides that Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon, voting together as a single class; provided that in the event that the 1940 Act requires any Trustee to be elected by the holders of preferred shares, such Trustees to be elected solely by the holders of preferred shares shall be elected by the affirmative vote of a majority of the preferred shares present in person or represented by proxy and entitled to vote thereon, voting as a separate class, and the remaining Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote, voting together as a single class.
With respect to all other matters, the Declaration of Trust provides that unless the Declaration of Trust, the Bylaws or a resolution of the Board specifying a greater or a lesser vote requirement for the transaction of any item of business, the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders with respect to such matter and where a separate vote of one or more classes or series of shares is required on any matter, the affirmative vote of a majority of the shares of such class or series of shares present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders of such class or series with respect to such matter.
Under the rules of the NYSE currently applicable to listed companies, the Company will be required to hold an annual meeting of shareholders in each fiscal year.
Issuance of Additional Common Shares. The provisions of the 1940 Act generally require that the public offering price (less underwriting discounts and commissions) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Company may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Company of Common Shares at a price below the Company’s then-current NAV, subject to certain conditions. If such consent is obtained, the Company may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Company and the applicable conditions imposed on the issuance and sale by the Company of Common Shares at a price below NAV will be disclosed in the prospectus relating to any such offering of
Common Shares at a price below NAV. Until such consent of Common Shareholders, if any, is obtained, the Company may not sell Common Shares at a price below NAV. Because the Management Fee is based upon the Company’s NAV, the Manager’s interests in recommending the issuance and sale of Common Shares at a price below NAV may conflict with the interests of the Company and its Common Shareholders. Other than through its dividend reinvestment plan, the Company has no current plan to issue additional Common Shares following the completion of the combined transaction.

Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]
Voting Rights. Together with the holders of any outstanding preferred shares, holders of the Common Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Company’s outstanding voting securities. Holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights. See “Anti-Takeover and Other Provisions in the Company’s Governing Documents.”
The presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at a meeting of the Company’s shareholders constitutes a quorum at the meeting, unless applicable law or the Governing Documents requires a separate vote of one or more classes of the Company’s shares, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter will constitute a quorum.
The Declaration of Trust provides that Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon, voting together as a single class; provided that in the event that the 1940 Act requires any Trustee to be elected by the holders of preferred shares, such Trustees to be elected solely by the holders of preferred shares shall be elected by the affirmative vote of a majority of the preferred shares present in person or represented by proxy and entitled to vote thereon, voting as a separate class, and the remaining Trustees shall be elected by the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote, voting together as a single class.
With respect to all other matters, the Declaration of Trust provides that unless the Declaration of Trust, the Bylaws or a resolution of the Board specifying a greater or a lesser vote requirement for the transaction of any item of business, the affirmative vote of a majority of the shares of the Company present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders with respect to such matter and where a separate vote of one or more classes or series of shares is required on any matter, the affirmative vote of a majority of the shares of such class or series of shares present in person or represented by proxy and entitled to vote thereon shall be the act of the shareholders of such class or series with respect to such matter.
Under the rules of the NYSE currently applicable to listed companies, the Company will be required to hold an annual meeting of shareholders in each fiscal year.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Preferred Shares
The Company’s Governing Documents provide that the Board may authorize and issue preferred shares with rights as determined by the Board, by action of the Board without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any preferred shares that might be issued. Under the 1940 Act, the Company may not issue preferred shares if, immediately after issuance, the Company would have asset coverage (as defined in the 1940 Act) of less than 200% as further described below. Any preferred shares issued by the Company would have special voting rights and a liquidation preference over the Common Shares as further described below.
Issuance of preferred shares constitutes leverage and could entail special risks to the Common Shareholders. See “Risk Factors - Leverage Risk.”
Series A Preferred Shares. Concurrently with the closing of the combined transaction, the Company intends to issue, in a transaction exempt from registration under the Securities Act, $50 million aggregate liquidation preference of its Series A Preferred Shares. The Company expects to issue all of the Series A Preferred Shares to an affiliate of the Manager at a price per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share. The issuance of the Series A Preferred Shares to the Manager was approved by the Board including the Trustees who are not “interested persons” of the Company as defined in Section 2(a)(19) of the 1940 Act. Under Rule 18f-4, the VaR limits are greater (250% relative VaR test rather than 200% relative VaR test) for a closed-end investment company that has preferred shares outstanding than for a closed-end investment company that does not have preferred shares outstanding. See “Use of Leverage - Derivative Transactions” for more information. Set forth below is a general summary of the terms of the Series A Preferred Shares as set forth in the Series A Statement of Preferences.
Dividends. Dividends on the Series A Preferred Shares will accumulate at an annual rate of 7.50% of the liquidation preference of $50.00 per share, will be cumulative from the date of original issuance and will be payable quarterly on March 1, June 1, September 1, and December 1 in each year, following the initial issuance.
Liquidation Preference. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Shares shall be entitled to receive out of the assets of the Company available for distribution to shareholders, after satisfying claims and obligations of the Company pursuant to Delaware law but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Company ranking junior to the Series A Preferred Shares as to liquidation payments, an amount per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share, plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Company, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the assets of the Company available for distribution among the holders of all outstanding Series A Preferred Shares, and any other outstanding class or series of preferred shares of the Company ranking on a parity with the Series A Preferred Shares as to payment upon liquidation, shall be insufficient to permit the payment in full to such holders of Series A Preferred Shares of the liquidation preference on the Series A Preferred Shares plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other preferred shares, then such available assets shall be distributed among the holders of Series A Preferred Shares and such other preferred shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. Unless and until the liquidation preference plus accumulated and unpaid dividends and distributions have been paid in full to the holders of Series A Preferred Shares, no dividends or distributions will be made to holders of the Common Shares or any other shares of the Company ranking junior to the Series A Preferred Shares as to liquidation.
Holder Redemption Right. Commencing on the date that is the ten (10) year anniversary of the completion of the combined offering, the Series A Preferred Shares may be redeemed by the holder thereof, in whole or in part, for cash at the per-share liquidation preference thereof, plus an amount equal to any accumulated but unpaid dividends and distributions (whether or not earned or declared) to the date fixed for redemption (the “Redemption Price”).
Preemptive, Exchange or Conversion Rights. The Series A Preferred Shares will have no preemptive, exchange or conversion rights.
Voting Rights. The 1940 Act requires that the holders of any preferred shares, which includes the Series A Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares, including the Series A Preferred Shares, have the right to elect a majority of the Trustees at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization (as such term is used in the 1940 Act) within the meaning of Section 18(a)(2)(D) of the 1940 Act that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Company’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Company’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Holders of preferred shares, including Series A Preferred Shares, will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.
Restrictions on Dividends and Other Distributions for the Series A Preferred Shares. So long as any Series A Preferred Shares are outstanding, the Company may not pay any dividend or distribution (other than a dividend or distribution paid in Common Shares or, subject to compliance with the 1940 Act, in options, warrants or rights to subscribe for or purchase Common Shares or other shares, if any, ranking junior to the Series A Preferred Shares as to dividends and distributions and upon liquidation) in respect of the Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Company ranking junior to the Series A Preferred Shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless, in each case: (1) the Company has declared and paid (or provided to the relevant dividend paying agent) all cumulative dividends and distributions on the Series A Preferred Shares due on or prior to the date of such Common Shares dividend or distribution; (2) the Company has redeemed the full number of Series A Preferred Shares to be redeemed pursuant to any mandatory redemption provision in Series A Statement of Preferences; and (3) after making the dividend, distribution, redemption or other acquisition of Common Shares, the Company meets applicable asset coverage requirements described below under “1940 Act Limitations.”
1940 Act Limitations. Under the 1940 Act, the Company may not issue preferred shares, declare any dividend (except a dividend payable in Common Shares) or any other distribution on the Common Shares or purchase any Common Shares unless, immediately after such issuance, dividend, distribution or purchase, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the Company’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the preferred shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the preferred shares is the amount that holders of preferred shares would be entitled to receive in the event of an involuntary liquidation of the Company in preference to the Common Shares.
Asset Coverage Mandatory Redemption. The Company may, at its option, consistent with its Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem the Series A Preferred Shares, at the Redemption Price, in the event that the Company fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date and such failure is not cured on or before 60 days following such failure.
The number of Series A Preferred Shares that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding Series A Preferred Shares, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the Series A Preferred Shares. In the event that Series A Preferred Shares are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Company may, but is not required to, redeem a sufficient number of preferred shares so that the Company’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 220% asset coverage).
If the Company does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the Series A Preferred Shares to be redeemed on any redemption date, the Company will redeem on such redemption date that number of Series A Preferred Shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Company will have funds legally available for the redemption of, or is otherwise able to redeem, such Series A Preferred Shares upon written notice of redemption.
If fewer than all Series A Preferred Shares are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of Series A Preferred Shares held by each such holder on the record date for such redemption. If fewer than all Series A Preferred Shares held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.
Optional Redemption by the Company. The Series A Preferred Shares are not subject to optional redemption by the Company unless such redemption is necessary, in the judgment of the Board, to maintain the Company’s status as a RIC under the Code, in which case the Company may redeem the Series A Preferred Shares, in whole or in part, upon not less than thirty (30) nor more than sixty (60) days’ prior notice, for cash at the Redemption Price.

Security Title [Text Block]		Preferred Shares
Security Dividends [Text Block]
Dividends. Dividends on the Series A Preferred Shares will accumulate at an annual rate of 7.50% of the liquidation preference of $50.00 per share, will be cumulative from the date of original issuance and will be payable quarterly on March 1, June 1, September 1, and December 1 in each year, following the initial issuance.

Security Voting Rights [Text Block]
Voting Rights. The 1940 Act requires that the holders of any preferred shares, which includes the Series A Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares, including the Series A Preferred Shares, have the right to elect a majority of the Trustees at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization (as such term is used in the 1940 Act) within the meaning of Section 18(a)(2)(D) of the 1940 Act that would adversely affect the preferred shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Company’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Company’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. Holders of preferred shares, including Series A Preferred Shares, will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.

Security Liquidation Rights [Text Block]
Liquidation Preference. In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Shares shall be entitled to receive out of the assets of the Company available for distribution to shareholders, after satisfying claims and obligations of the Company pursuant to Delaware law but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Company ranking junior to the Series A Preferred Shares as to liquidation payments, an amount per share equal to the liquidation preference of the Series A Preferred Shares of $50.00 per share, plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Company, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the assets of the Company available for distribution among the holders of all outstanding Series A Preferred Shares, and any other outstanding class or series of preferred shares of the Company ranking on a parity with the Series A Preferred Shares as to payment upon liquidation, shall be insufficient to permit the payment in full to such holders of Series A Preferred Shares of the liquidation preference on the Series A Preferred Shares plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other preferred shares, then such available assets shall be distributed among the holders of Series A Preferred Shares and such other preferred shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. Unless and until the liquidation preference plus accumulated and unpaid dividends and distributions have been paid in full to the holders of Series A Preferred Shares, no dividends or distributions will be made to holders of the Common Shares or any other shares of the Company ranking junior to the Series A Preferred Shares as to liquidation.

Security Preemptive and Other Rights [Text Block]		Preemptive, Exchange or Conversion Rights. The Series A Preferred Shares will have no preemptive, exchange or conversion rights.
Preferred Stock Restrictions, Other [Text Block]
Restrictions on Dividends and Other Distributions for the Series A Preferred Shares. So long as any Series A Preferred Shares are outstanding, the Company may not pay any dividend or distribution (other than a dividend or distribution paid in Common Shares or, subject to compliance with the 1940 Act, in options, warrants or rights to subscribe for or purchase Common Shares or other shares, if any, ranking junior to the Series A Preferred Shares as to dividends and distributions and upon liquidation) in respect of the Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Company ranking junior to the Series A Preferred Shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless, in each case: (1) the Company has declared and paid (or provided to the relevant dividend paying agent) all cumulative dividends and distributions on the Series A Preferred Shares due on or prior to the date of such Common Shares dividend or distribution; (2) the Company has redeemed the full number of Series A Preferred Shares to be redeemed pursuant to any mandatory redemption provision in Series A Statement of Preferences; and (3) after making the dividend, distribution, redemption or other acquisition of Common Shares, the Company meets applicable asset coverage requirements described below under “1940 Act Limitations.”

[1]	Sales load, commissions and fees in Scenario 1 are based on (i) a sales load of $1.00 per share (2.0%) for Common Shares sold to institutional investors in this offering and a sales load of $1.25 per share (2.5%) for Common Shares sold to retail investors in this offering, for a total sales load of $45.9 million (assuming 80% of the Common Shares sold in this offering are sold to institutional investors and 20% of the Common Shares sold in this offering are sold to retail investors), (ii) approximately $40.9 million in placement fees to be paid to the placement agents in the combined private placement and (iii) $10 million in structuring fees. In Scenario 2, the Company would pay a total sales load of $150.9 million assuming the same proportion of shares sold to institutional investors and retail investors as in Scenario 1 and therefore the sales load, placement fees and structuring fees would represent 2.02% of the aggregate offering price of the combined transaction. If the mix of shares sold to institutional investors and retail investors in this offering differs from the assumptions set forth above, the sales load, as a percentage of the public offering price (and therefore sales load, placement fees and structuring fees on a combined basis), may be higher than as set forth above in either Scenario 1 or Scenario 2. See “Underwriting” for more information.
[2]	The service fee of the administrator of the dividend reinvestment plan and expenses for administering the plan will be paid for by the Company. There will be no brokerage charges to Common Shareholders with respect to Common Shares issued directly by the Company as a result of dividends or other distributions payable either in Common Shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to any purchases of Common Shares in the open market made by the administrator in connection with the reinvestment of cash dividends and other cash distributions under the dividend reinvestment plan. See “Dividend Reinvestment Plan.”
[3]	The Company estimates that it will incur offering expenses (other than the sales load, placement fees and structuring fees) including legal, accounting, SEC and other filing-related fees of approximately $9.0 million or $0.09 per Common Share in Scenario 1 and approximately $9.8 million or $0.05 per Common Share (0.10%) in Scenario 2. The Company has also agreed to reimburse the Underwriters for certain out-of-pocket expenses, including counsel fees, in connection with the combined transaction.
[4]	As compensation for its services, the Company pays the Manager a fee, payable quarterly in advance on the first business day of each fiscal quarter, based on the Company’s NAV on the last day of the previous fiscal quarter equal to 0.50% (or 2.0% on an annualized basis).
[5]	The Company’s borrowings and use of other forms of leverage may increase or decrease from time to time in its discretion. Therefore, the actual amount of interest expense borne by the Company will vary over time in accordance with the level of the Company’s borrowings and use of other forms of leverage and variations in market interest rates and the Company may determine not to use leverage at all in the future.
[6]	Dividends on preferred shares set forth in the table above assumes $50 million aggregate liquidation preference of Series A Preferred Shares (with a dividend rate of 7.50% per annum). Dividends on preferred shares would be 0.04% in Scenario 2 and total annual expenses and dividends on preferred shares would be 2.15% in Scenario 2.
[7]	Based on estimated expenses for the Company’s first year of operations including an estimate of fees and expenses to be allocated to the Company (0.11% in Scenario 2). See “Portfolio Management - Allocation of Expenses.”